As Filed with the Securities and Exchange Commission on October 31, 1997
                                                       Registration Nos. 2-98635
                                                                        811-4337
--------------------------------------------------------------------------------
                            SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549


                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[   ]Pre-Effective Amendment No.
[ x ]Post-Effective Amendment No.   17

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[ x ]Amendment No.   16

                        (Check appropriate box or boxes.)

                               HERITAGE CASH TRUST
               (Exact name of Registrant as specified in charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (813) 573-3800

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036


It is proposed that this filing will become effective on January 2, 1998 pursuant to paragraph (a) of Rule 485.

                               HERITAGE CASH TRUST

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Cross Reference Sheet

            Prospectus

            Statement of Additional Information

            Part C of Form N-1A

            Signature Page

            Exhibits

                               HERITAGE CASH TRUST

                         FORM N-1A CROSS-REFERENCE SHEET


        PART A ITEM NO.                  PROSPECTUS CAPTION
        ---------------                  ------------------
1.      Cover Page                       Cover Page

2.      Synopsis                         Total Fund Expenses

3.      Condensed Financial              Financial Highlights; Yield

4.      General Description of           Cover Page; About the Trust and the
        Registrant                       Funds; Investment Objectives,
                                         Policies and Risk Factors

5.      Management of the Fund           Management of the Funds; Portfolio
                                         Transactions

5A.     Management's Discussion of Fund  Inapplicable
        Performance

6.      Capital Stock and Other          Cover Page; About the Trust and the
        Securities                       Funds; Choosing a Class of Shares;
                                         Management of the Funds; Dividends
                                         and Other Distributions; Taxes;
                                         Shareholder Information

7.      Purchase of Securities Being     Net Asset Value; Purchase
        Offered                          Procedures; Minimum Investment
                                         Required/Accounts With Low Balances;
                                         Systematic Investment Programs;
                                         Retirement Plans; Distribution Plans

8.      Redemption or Repurchase         Minimum Investment Required/
                                         Accounts With Low Balances; How to
                                         Redeem Shares; Receiving Payment;
                                         Exchange Privilege
9.      Pending Legal proceedings        Inapplicable

                                         STATEMENT OF ADDITIONAL
        PART B ITEM NO.                  INFORMATION CAPTION
        ---------------                  -------------------
10.     Cover Page                       Cover Page

11.     Table of Contents                Table of Contents

12.     General Information              General Information
        and History

13.     Investment Objectives            Investment Information - Investment
        and Policies                     Objectives, Policies and Industry
                                         Classifications; Investment
                                         Limitations

14.     Management of the Fund           Management of the Funds

15.     Control Persons and Principal    Inapplicable
        Holders of Securities

16.     Investment Advisory              Management of the Funds; Investment
        and Other Services               Adviser and Administrator;
                                         Subadviser; Distribution of Shares;
                                         Administration of the Funds

17.     Brokerage Allocation             Portfolio Transactions

18.     Capital Stock and                General Information; Fund
        Other Securities                 Information; Potential Liability

19.     Purchase, Redemption             Net Asset Value; Investing in the
        and Pricing of                   Funds; Redeeming Shares; Exchange
        Securities Being                 Privilege; Conversion of Class B
        Offered                          Shares

20.     Tax Status                       Taxes

21.     Underwriters                     Fund Information - Distribution of
                                         Shares

22.     Calculation of                   Calculating Yields
        Performance Data

23.     Financial Statements             Financial Statements


PART C
------

      Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

                                    [Logo]
                                   HERITAGE
                                   --------
                                 CASH TRUST(TM)

                              MONEY MARKET FUND
                                     AND
                         MUNICIPAL MONEY MARKET FUND


    Heritage Cash Trust is a mutual fund offering shares in two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund (each a "Fund" and collectively, the "Funds"). The Money Market Fund seeks to achieve maximum current income consistent with stability of principal by investing exclusively in money market instruments. The Municipal Money Market Fund seeks to achieve maximum current income that is exempt from Federal income tax consistent with stability of principal by investing exclusively in money market instruments. Each Fund seeks to stabilize its share price at $1.00 per share. The Money Market Fund offers three classes of shares, Class A shares, Class B shares and Class C shares. The Municipal Money Market Fund offers only Class A shares. Each Fund's shares may be acquired by direct purchase or through exchange of shares of the corresponding class of other Heritage Mutual Funds.

    AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO GUARANTEE THAT THE $1.00 PER SHARE PRICE WILL BE MAINTAINED.

    This Prospectus contains information that should be read before investing in either Fund and should be kept for future reference. A Statement of Additional Information dated January 2, 1998 relating to the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. A copy of the Statement of Additional Information is available free of charge and shareholder inquiries can be made by writing to Heritage Asset Management, Inc. or by calling (800) 421-4184.


  FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY,
         THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
                           BOARD OR ANY OTHER AGENCY.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
      AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES COMMISSION NOR
           HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
              SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
               ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                    TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   HERITAGE
                                   --------

                            ASSET MANAGEMENT, INC.
                            ----------------------
                      Registered Investment Advisor-SEC

                             880 Carillon Parkway
                        St. Petersburg, Florida 33716
                                (800) 421-4184

                       Prospectus Dated January 2, 1998

TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION.................................................
   About the Trust and the Funds....................................
   Total Fund Expenses..............................................
   Financial Highlights.............................................
   Investment Objectives, Policies and Risk Factors.................
   Net Asset Value..................................................
   Yield............................................................

INVESTING IN THE FUNDS..............................................
   Choosing a Class of Shares.......................................
   Purchase Procedures..............................................
   Minimum Investment Required/Accounts With Low Balances...........
   Systematic Investing Programs....................................
   Retirement Plans.................................................
   How to Redeem Shares.............................................
   Receiving Payment................................................
   Exchange Privilege...............................................

MANAGEMENT OF THE FUNDS.............................................

   Board of Trustees................................................
   Investment Adviser, Fund Accountant, Administrator
     and Transfer Agent.............................................
   Subadviser.......................................................
   Portfolio Transactions...........................................

SHAREHOLDER AND ACCOUNT POLICIES....................................
   Dividends and Other Distributions................................
   Distribution Plans...............................................
   Taxes............................................................
   Shareholder Information..........................................

                             GENERAL INFORMATION


ABOUT THE TRUST AND THE FUNDS
================================================================================

     Heritage Cash Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985. The Trust is an open-end diversified management investment company that offers shares in two separate investment portfolios, the Money Market Fund and the Municipal Money Market Fund, both of which are designed for individuals, institutions and fiduciaries as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments maturing in 397 days or less. The Money Market Fund offers three classes of shares, Class A shares ("A shares"), Class B shares ("B shares") and Class C shares ("C shares"). The Municipal Money Market Fund offers A shares only. A shares, B shares and C shares may be acquired by direct purchase or through exchange of shares of the corresponding class of another Heritage open-end registered investment company that is advised or administered by Heritage Asset Management, Inc. ("Heritage Mutual Fund"). Each Fund requires a minimum initial investment of $1,000, except for certain investment plans for which lower limits may apply. See "Investing in the Funds."


TOTAL FUND EXPENSES
================================================================================

     The following tables are intended to assist an investor in understanding the expenses associated with investing in the A shares and C shares of the Money Market Fund and A shares of the Municipal Money Market Fund. Because B shares were not offered for sale prior to the date of this Prospectus, "Other expenses" for Class B are based on estimated expenses.


                                                                                MUNICIPAL
                                                                                  MONEY
                                                                                  MARKET
                                                       MONEY MARKET FUND           FUND
                                              --------------------------------  ---------

                                                 Class A    Class B   Class C    Class A
                                                 -------    -------   -------    -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchases.......    None       None       None       None
Maximum contingent deferred sales load
   ("CDSL") (as a percentage of original
   purchase price or redemption proceeds,
   as applicable).............................    None       5.00%*     1.00%*     None
Wire redemption fee (per transaction).........   $5.00       $5.00      $5.00     $5.00

ANNUAL FUND OPERATING EXPENSES
Management fee................................   0.47%        0.47%      0.47%     0.50%
12b-l fee.....................................   0.15%        0.15%      0.15%     0.15%
Other expenses (after fee waiver).............   0.12%        0.12%      0.12%     0.10%
                                                 -----        -----      -----     -----
Total Fund operating expenses
     (after fee waiver) .....................    0.74%        0.74%      0.74%     0.75%
                                                 =====        =====      =====     =====

*  A CDSL will be imposed on the  redemption of B shares or C shares that do not satisfy the applicable  CDSL holding  period.  See "Choosing a Class of Shares" and "Exchange
   Privilege."


     The Funds' manager, Heritage Asset Management, Inc. (the "Manager"), voluntarily will waive its fees or other expenses and, if necessary, reimburse the Money Market Fund to the extent that Class A, Class B and Class C annual operating expenses exceed .74% of the average daily net assets attributable to that class for the fiscal year ending August 31, 1998. In addition, the Manager voluntarily will waive its fees and, if necessary, reimburse the Municipal Money Market Fund to the extent that Class A annual operating expenses exceed .75% of its average daily net assets for the fiscal year ending August 31, 1998. Absent such fee waivers, the annual operating expenses for A shares and C shares of the Money Market Fund would have been 0.76% and 0.77% and for A shares of the Municipal Money Market Fund would have been 0.75%.

Examples of the Effect of Fund Expenses:

    The impact of Fund operating expenses on earnings is illustrated in the examples below assuming a hypothetical $1,000 investment and a 5% annual rate of return.


                                                                       1 Year   3 Years  5 Years  10 Years
                                                                       ------   -------  -------  --------
MONEY MARKET FUND
A Shares.........................................................       ____     ____      ____     ____
B Shares:
     Assuming a complete redemption at end of period(1) (2)......       ____     ____      ____     ____
     Assuming no redemption (2)..................................       ____     ____      ____     ____
C Shares.........................................................       ____     ____      ____     ____

MUNICIPAL MONEY MARKET FUND
A Shares.........................................................       ____     ____      ____     ____

____________________________

(1) Assumes deduction of the maximum applicable contingent deferred sales load at the end of each period.
(2) Ten-year figures assume conversion of B shares to A shares at end of eighth year.


    This is an illustration only and should not be considered a representation of future expenses. Actual expenses and performance may be greater or less than that shown above. The purpose of the above tables is to assist investors in understanding the various costs and expenses that will be borne directly or indirectly by shareholders. For a further discussion of these costs and expenses, see "Choosing a Class of Shares," "Management of the Funds" and "Distribution Plans."

FINANCIAL HIGHLIGHTS
================================================================================

     The following tables show important financial information for an A share of each Fund and a C share of the Money Market Fund outstanding for the periods indicated, including net investment income, dividends, and certain other information. It has been derived from financial statements appearing in the Statement of Additional Information ("SAI"). The financial statements and the information in these tables for the fiscal years ended August 31, 1996 and 1997 have been audited by Price Waterhouse LLP, independent accountants, whose report for the fiscal year ended 1997 is included in the SAI, which may be obtained by calling your Fund at (800) 421-4184. Information presented for the prior years was audited by other auditors who served as the Trust's independent accountants for those years. No B shares were outstanding during the periods shown.


                                                                         MONEY MARKET FUND
                                                                               CLASS A
                                        --------------------------------------------------------------------------------------
                                                                      FOR THE YEARS ENDED AUGUST 31,
                                        --------------------------------------------------------------------------------------
                                        1997      1996     1995     1994     1993     1992     1991     1990     1989     1988
                                        ----      ----     ----     ----     ----     ----     ----     ----     ----     ----
NET ASSET VALUE, BEGINNING OF
PERIOD............................     $1.000    $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                                 ------   ------   ------   ------   ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (a)(b)          .047      .048     .050     .029     .025     .038     .063     .077     .084     .065
LESS DISTRIBUTIONS:
  Dividends from net investment
    income and net realized
    gains (a).......................    (.047)    (.048)   (.050)   (.029)   (.025)   (.038)   (.063)   (.077)   (.084)   (.065)
                                       ------    ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD......   $1.000    $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                       ======    ======   ======   ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN (%)....................    4.85      4.89     5.00      2.87    2.48     3.77     6.27     7.73     8.38     6.46
RATIOS TO AVERAGE DAILY NET ASSETS
   (%)/SUPPLEMENTAL DATA:
  Operating expenses net (b).......      .76       .78      .79       .79     .78      .78      .79      .81      .90      .94
  Net investment income (b)........     4.74      4.78     5.00      2.87    2.47     3.75     6.20     7.73     8.51     6.47
  Net assets, end of period
    (millions) ($).................    2,016     1,641    1,294       982     925      953      890      727      475      230

                                                            CLASS C
                                                 ------------------------------
                                                 FOR THE YEARS ENDED AUGUST 31,
                                                 ------------------------------
                                                     1997              1996+
                                                     ----              -----
NET ASSET VALUE, BEGINNING OF
PERIOD............................                $1.000              $1,000
                                                  ------              ------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (a)(b)                    $.047                .023
LESS DISTRIBUTIONS:
  Dividends from net investment
    income and net realized
    gains (a).......................              (.047)               (.023)
                                                 ------               ------
NET ASSET VALUE, END OF PERIOD......             $1.000               $1.000
                                                 ======               ======
TOTAL RETURN (%)....................              4.85                 2.34(d)
RATIOS TO AVERAGE DAILY NET ASSETS
   (%)/SUPPLEMENTAL DATA:
  Operating expenses net (b).......                .77                  .75(c)
  Net investment income (b)........               4.72                 4.62(c)
  Net assets, end of period
    (millions) ($).................                .51

--------------------

+ For the period February 29, 1996 (first issuance of C shares) to August 31, 1996.
(a) Includes net realized  gains  (losses)  that were less than $.001 per share.
(b) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001 and $.001 for the four years ended August 31, 1995 per share, respectively. No management fees were waived or recovered for the years ended August 31, 1988, 1989, 1990, 1991 and 1996. The operating expense ratios including such items would be .81%, .81%, .81%, .78% and 1.01% (annualized), respectively. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of less than $.01 per share. The operating expense ratios excluding such items would have been .75% for class A and C shares.
(c) Annualized.
(d) Not annualized.


                                                                     MUNICIPAL MONEY MARKET FUND
                                                                              CLASS A
                                                   -------------------------------------------------------------------
                                                                      FOR THE YEARS ENDED AUGUST 31,
                                                   -------------------------------------------------------------------
                                                     1997        1996        1995       1994        1993        1992+
                                                     ----        ----        ----       ----        ----

NET ASSET VALUE, BEGINNING OF PERIOD............    $1.000     $1.000      $1.000      $1.000      $1.000      $1.000
                                                    ------     ------      ------      ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:

   Net investment income (a)....................      .030       .030        .030        .019        .020        .005
LESS DISTRIBUTIONS:
   Dividends from net investment income.........     (.030)     (.030)      (.030)      (.019)      (.020)      (.005)
                                                     -----       ----        ----        ----        ----        ----
NET ASSET VALUE, END OF PERIOD..................    $1.000     $1.000      $1.000      $1.000      $1.000      $1.000
                                                    ======     ======      ======      ======      ======      ======
TOTAL RETURN (%)................................     3.00       2.98        3.04        1.90        2.02         .47(c)
RATIOS TO AVERAGE DAILY NET ASSETS
   (%)/SUPPLEMENTAL DATA:
   Operating expenses net (a)...................      .75        .77         .77         .77         .77         .77(b)
   Net investment income .......................     2.96       2.94        3.05        1.89        1.98        2.32(b)
   Net assets, end of period (millions) ($).....      419        326         283         212         207         102


 --------------------

+   For the period  June 17, 1992  (commencement  of  operations)  to August 31,
    1992.
(a) Excludes management fees waived by the Manager in the amount of less than $.001, $.001, $.001 and $.001 per share for the four periods ended August 31, 1995, respectively. The operating expense ratios including such items would be .79%, .77%, .83% and 1.11% (annualized), respectively. No management fees were waived or recovered for the year ended August 31, 1996. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratios excluding such items would have been .74%.
(b) Annualized.
(c) Not annualized.

INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS
================================================================================

    The Money Market Fund's investment objective is to achieve maximum current income consistent with stability of principal. The Municipal Money Market Fund's investment objective is to achieve maximum current income exempt from Federal income tax consistent with stability of principal. Each Fund pursues its investment objective by investing in high quality securities with remaining maturities of 397 days or less. The average dollar-weighted portfolio maturity of money market instruments in each Fund's investment portfolio will be 90 days or less. While there is no assurance that either Fund will achieve its investment objective, each Fund will endeavor to do so by following the investment policies described in this Prospectus.

    The following is a discussion of each Fund's principal investment securities and practices, including the risks of investing in these securities or engaging in these practices. For more detailed information about these securities and Fund practices, see the SAI.

MONEY MARKET FUND

    The money market instruments in which the Money Market Fund may invest include:

 .     Commercial paper,  including U.S.  dollar-denominated  commercial paper of foreign issuers, and high quality short-term debt obligations, including variable rate demand notes, that are rated in the highest rating category (First Tier Securities) by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one if only one rating is assigned) and in unrated securities determined by the Trust's Board of Trustees (the "Board of Trustees" or the "Board") or, pursuant to authority delegated by the Board, by the Manager, to be of comparable quality. The Fund also may invest up to 5% of its assets in securities receiving the second highest rating (Second Tier Securities) or in unrated securities determined to be of comparable quality. See "Appendix A - Description of Securities Ratings" in the SAI.

 .     Marketable  obligations issued or guaranteed by the U.S.  Government,  its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed-delivery basis and repurchase agreements relating to these obligations. These securities include securities issued or guaranteed by the U.S. Government, such as U.S. Treasury bills, notes, and bonds; obligations backed by the "full faith and credit" of the United States, such as Government National Mortgage Association securities; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks.

 .     Instruments  such as  certificates  of deposit,  demand and time deposits, savings shares and banker's acceptances of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Federal Deposit Insurance Corporation ("FDIC").

 .     U.S.  dollar-denominated  certificates  of  deposit,  time  deposits,  and banker's acceptances of foreign branches of a domestic bank ("domestic Eurodollar certificates") if such bank has assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of its most recent fiscal year.

 .     U.S.  dollar-denominated  certificates  of  deposit,  time  deposits,  and banker's acceptances of foreign branches of a foreign bank ("foreign Eurodollar certificates") if such bank has assets that are the equivalent of at least $2 billion as of the close of its most recent fiscal year.

 .     U.S.  dollar-denominated  certificates  of  deposit,  time  deposits,  and
      banker's   acceptances  of  U.S.  branches  of  a  foreign  bank  ("Yankee certificates") if such bank has assets that are the equivalent of at least $2 billion as of the close of its most recent fiscal year.

MUNICIPAL MONEY MARKET FUND


    As a fundamental policy, the Municipal Money Market Fund normally invests at least 80% of its net assets in municipal securities, the interest on which is, in the opinion of the issuer's bond counsel, exempt from Federal income tax ("tax-exempt municipal securities") but which may or may not be an item of tax preference for purposes of the Federal alternative minimum tax (the "AMT"). Such interest may be subject to state and/or local income taxes. The remaining portion of the Fund's investment portfolio may be invested in short-term taxable investments. All of the Fund's investments must be determined by the Board or, pursuant to authority delegated by the Board, by Alliance Capital Management L.P. (the "Subadviser"), to present minimum credit risks. The instruments in which the Fund may invest include:

 .     Municipal notes that generally are used to provide for short-term  capital needs and generally have maturities of one year or less. These include tax anticipation and revenue anticipation notes that generally are issued in anticipation of various seasonal revenues, bond anticipation notes and tax-exempt commercial paper.

 .     Short-term  municipal bonds,  including general obligation bonds, that are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest, and revenue bonds, that generally are paid from the revenues of a particular facility or a specific excise or other source.

 .     Variable rate  obligations  whose  interest  rates are adjusted  either at predesignated  periodic  intervals  or  whenever  there is a change in the
      market  rate  to  which  the  security's   interest  rate  is  tied.  Such
      adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to maintain a stable net asset value. Variable rate securities may include participation interests in industrial development bonds backed by letters of credit of FDIC member banks having total assets of more than $1 billion. The letters of credit
      of  any  single  bank  will  not  apply  to  variable   rate   obligations
      constituting more than 10% of the Fund's total assets. Because the Fund invests in securities backed by banks, changes in the credit quality of these banks could cause losses to the Fund and effect its share price.

 .     Taxable investments including obligations issued or guaranteed by the U.S.
      Government, its agencies, or instrumentalities, high quality certificates of deposit and bankers' acceptances, prime commercial paper and repurchase agreements with respect to such obligations.

    The Fund also may invest in stand-by commitments, which may involve certain expenses and risks. Such commitments are not expected to comprise more than 5% of its net assets. The Fund may commit up to 15% of its net assets to the purchase of when-issued securities. The price of when-issued securities, which generally is expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities take place at a later time. Normally, the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to the Fund. The Fund also may invest in reverse repurchase agreements and may lend portfolio securities.

    All of the Fund's municipal securities at the time of purchase will be rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG-l and MIG-2, or VMIG-l and VMIG-2) or Standard & Poor's (AAA and AA, SP-1 and SP-2 or A-1 and A-2), or if unrated, judged by the Board or, pursuant to authority delegated by the Board, by the Subadviser to be of comparable quality. Securities also must meet credit standards applied by the Subadviser. See "Appendix A - Description of Securities Ratings" in the SAI.

    Each Fund's investment objective is fundamental and may not be changed without the vote of a majority of the outstanding voting securities of that Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Except as otherwise stated, all policies of each Fund described in this Prospectus may be changed by the Board of Trustees without shareholder approval. Each Fund also may engage in the following types of investments. The SAI contains more detailed information about each Fund's investment policies and risks.

POLICIES AND RISK FACTORS APPLICABLE TO BOTH FUNDS

    REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which a Fund purchases securities and simultaneously commits to resell the securities to the original seller (a member bank of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in U.S. Government securities) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or the maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to a Fund if the other party to the repurchase agreement becomes bankrupt, a Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager or Subadviser to present minimal credit risks in accordance with guidelines established by the Board of Trustees.

    RISKS OF FOREIGN BANK INVESTMENTS. Investments in foreign bank instruments, including instruments of foreign branches of domestic banks, present certain additional risks. These risks include the impact of future political and economic developments, the possible establishment of exchange controls and/or the adoption of other governmental restrictions that might affect adversely the payment of principal and interest on such instruments. In addition, there may be less publicly available information about a foreign bank than about a domestic bank. See the SAI for a further discussion of these risks.

    SECTION 4(2) COMMERCIAL PAPER. Most commercial paper is exempt from registration requirements imposed by federal securities laws. In addition, some commercial paper that is not exempt can be purchased and sold without registration in transactions not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). The Funds'
investments in Section 4(2) commercial paper will be subject to their nonfundamental 10% limitation on investments in illiquid securities, unless the
Section 4(2) commercial paper can be sold to qualified institutional buyers ("QIBs") under Rule 144A of the 1933 Act. As permitted by Rule 144A, the Board has adopted guidelines and delegated the daily function of determining and monitoring the liquidity of securities so purchased. Because it is not possible to predict with assurance how the Rule 144A market will develop, the Board will monitor the Funds' investments in Rule 144A securities, focusing on such factors as liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that QIBs become uninterested in purchasing such securities.

    WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Funds may purchase short-term U.S. Government obligations on a when-issued or delayed-delivery basis (arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time). However, the Funds only will engage in these transactions for the purpose of acquiring portfolio securities consistent with their investment objective and policies, and not for investment leverage. Prior to settlement of these transactions, the market price of the purchased securities may vary from the purchase price.

NET ASSET VALUE
================================================================================

     The net asset values of the Money Market Fund's A shares, B shares and C shares and the net asset value of the Municipal Money Market Fund's A shares are calculated by dividing the value of the total assets of each Fund attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Shares are valued separately for each class immediately after the daily declaration of dividends as of the close of regular trading -- normally 4:00 p.m. Eastern time -- on the New York Stock Exchange ("Exchange") each day it is open. Each Fund will use its best efforts to maintain its net asset value per share at $1.00 by valuing its portfolio securities using the amortized cost method, adding other assets, subtracting liabilities and dividing by the number of shares outstanding. A Fund, however, cannot guarantee that its net asset value per share will always remain at $1.00. For more information on the calculation of net asset value, see "Net Asset Value" in the SAI.

YIELD
================================================================================

    From time to time the Funds may advertise "yield" and "effective yield." The Money Market Fund's yield is computed separately for A shares, B shares and C shares. Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "average yield" because of the compounding effect of this assumed reinvestment.

    The Municipal Money Market Fund also may advertise its "tax-equivalent yield." The "tax-equivalent yield" represents the taxable yield a shareholder would have to earn before Federal income tax to equal the Fund's tax-free yield. See "Calculating Yields" in the SAI.

                             INVESTING IN THE FUNDS


CHOOSING A CLASS OF SHARES
================================================================================

    The primary purpose of purchasing B shares or C shares is offer an investor the flexibility to exchange such Money Market Fund shares for shares of another Heritage Mutual Fund. If an investor does not intend to exchange Money Market Fund shares for B shares or C shares of another Heritage Mutual Fund, the investor should purchase A shares.

B SHARES

    B shares of the Money Market Fund may be purchased at net asset value, but are subject to a 5% maximum CDSL on redemptions of B shares held for less than a eight-year holding period ("B Share Holding Period"). The B Share Holding Period will be calculated based on the period of time B shares were held in another Heritage Mutual Fund, excluding the time such shares were held in the Money Market Fund. The CDSL imposed on redemptions of B shares will be a percentage of the total sale, declining over the B Share Holding Period as shown in the following chart.

               B Share Holding Period        Sales Load
               ----------------------        ----------

                        Year 1                   5.0%
                        Year 2                   4.0%
                        Year 3                   3.0%
                        Year 4                   3.0%
                        Year 5                   2.0%
                        Year 6                   1.0%
                      Thereafter                   0%

A CDSL will not be imposed on B shares of the Money Market Fund that initially were purchased as such and never exchanged for B shares of another Heritage Mutual Fund.

    In addition, B shares automatically will convert to A shares after the eighth year of the B Share Holding Period, together with a pro rata portion of all dividends and other distributions paid in additional B shares. Converted B shares will no longer be subject to the B Shares CDSL. The conversion will be effected at the relative net asset values per share of the two classes (normally $1.00) on the first business day of the month in which the eighth anniversary of the B Share Holding Period occurs. Such conversion will not be treated as a taxable event.

C SHARES

    C shares of the Money Market Fund may be purchased at net asset value, but are subject to a CDSL of 1% on redemptions of C shares held for less than a one-year holding period ("C Share Holding Period"). The C Share Holding Period will be calculated based on the period of time C shares were held in another Heritage Mutual Fund, excluding the time such shares were held in the Money Market Fund. The 1% CDSL will be imposed on the lower of net asset value or purchase price of the C shares redeemed.

      As with B shares, a CDSL will not be imposed on C shares of the Money Market Fund that initially were purchased as such and never exchanged for C shares of another Heritage Mutual Fund.

MINIMIZING THE CONTINGENT DEFERRED SALES LOAD

    When you redeem Money Market Fund B shares and C shares that you have owned for less than the B Share Holding Period or C Share Holding Period, as applicable, the Money Market Fund automatically will minimize the sales charge by assuming you are selling:

 .     First, B shares or C shares owned through reinvested dividends, upon which no CDSL is imposed; and

 .     Second, B shares or C shares held in your account the longest.

PURCHASE PROCEDURES
================================================================================

    Shares of each Fund are offered continuously through the Trust's principal underwriter, Raymond James & Associates, Inc. (the "Distributor"), and through other participating dealers or banks that have dealer agreements with the Distributor. The Funds and the Distributor reserve the right to reject any purchase order and to suspend the offering of shares for a period of time.

    You may purchase shares of a Fund directly by completing and signing the Account Application found in this Prospectus, and mailing it, along with your payment, to Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733. Indicate the Fund, the class of shares and the amount you wish to invest. Your check should be made payable to the specific Fund and class of shares you are purchasing. All purchase orders that fail to specify a class automatically will be invested in A shares.

    Shares of a Fund also may be purchased through a registered representative of the Distributor, a participating dealer or a participating bank ("Financial Advisor") by placing an order for shares with your Financial Advisor, completing and signing the Financial Advisor's account application and making your check payable to the Fund or the Distributor.

    The Distributor and certain participating dealers have established automatic purchase procedures ("Sweep Programs") for each Fund's shareholders who maintain a brokerage account with them. Free credit cash balances ("credit balances") arising from sales of securities for cash, redemptions of debt securities, dividend and interest payments and funds received from customers may be invested automatically in A shares on a daily basis. Additional information regarding this privilege can be obtained from your Financial Advisor. For shareholders participating in Sweep Programs, Fund accounts may be established as a part of the participating dealer's new account procedure.

    Shares of a Fund are sold at their net asset value next determined after an order is received by the Manager, in its capacity as transfer agent, without a sales load. Initial and subsequent orders will be considered to be received by the Manager, in its capacity as transfer agent, after payment by check is converted into Federal funds (a commercial bank's deposit with the Federal Reserve Bank that can be transferred to another member bank on the same day) normally two days after receiving the check. If payment is made by bank wire, the order will be considered received immediately. However, such orders received by the Manager after 4:00 p.m. Eastern time will not be invested until the next business day.

    Purchases of Fund shares by customers of a participating dealer or bank using a Sweep Program usually will be made on the next business day following the day that credit balances are generated in the customer's brokerage account.

However, credit balances arising from funds placed in the customer's brokerage account by personal check are subject to that participating dealer or bank's cash availability policy. Due to the foregoing practices, the participating dealer or bank may, under certain circumstances, obtain Federal funds prior to purchasing Fund shares for its customers and may, as a result, realize some benefit because of the delay in investing these funds.

    Shares may be purchased with Federal funds sent by Federal Reserve or bank wire to:


    State Street Bank and Trust Company
    Boston, Massachusetts
    ABA # 011-000-028
    Account # 3196-769-8
    Heritage Cash Trust-Money Market Fund or
    Heritage Cash Trust-Municipal Money Market Fund
    (Your Account Number Assigned by the Fund)
    (Your Name)

    To open a new account with Federal funds or by wire, you must contact the Manager or your Financial Advisor to obtain a Heritage Mutual Fund account number. Commercial banks may elect to charge a fee for wiring funds to State Street Bank and Trust Company. For more information on how to buy shares, see "Investing in the Funds" in the SAI.


MINIMUM INVESTMENT REQUIRED/ACCOUNTS WITH LOW BALANCES
================================================================================

    Except as provided under "Systematic Investment Programs," the minimum initial investment in each Fund is $1,000, and a minimum account balance of $1,000 must be maintained. These minimum requirements may be waived at the discretion of the Manager. In addition, initial investments in the Money Market Fund by individual retirement accounts ("IRAs") may be reduced or waived under certain circumstances. Contact the Manager or your Financial Advisor for further information.

    Due to the high cost of maintaining accounts with low balances, it currently is the Trust's policy to redeem Fund shares in any account if the account balance falls below $1,000, except for retirement accounts. You will be given 30 days' notice to bring your account balance to the minimum required or the Trust may redeem shares in the account and pay the proceeds to you.

SYSTEMATIC INVESTMENT PROGRAMS
================================================================================

    A variety of systematic investment options are available for the purchase of each Fund's shares. These options provide for systematic monthly investments of $50 or more through systematic investing, payroll or government direct deposit, or exchange from another Heritage Mutual Fund. You may change the amount to be automatically invested or may discontinue this service at any time without penalty. If you discontinue this service before reaching the required account minimum, your account must be brought up to the minimum in order to remain open. You will receive a periodic confirmation of all activity for your account. For additional information on these options, see the Account Application or contact the Manager at (800) 421-4184 or your Financial Advisor.

RETIREMENT PLANS
================================================================================

    Shares of the Money Market Fund may be purchased as an investment for Heritage IRA plans. In addition, shares of that Fund may be purchased as an investment for self-directed IRAs, Section 403(b) annuity plans, defined contribution plans, self-employed individual retirement plans ("Keogh plans"), Simplified Employer Pension Plans ("SEPs"), Savings Incentive Match Plans for Employees ("SIMPLEs") and other retirement plans. It will not be advantageous to hold shares of the Municipal Money Market Fund in an IRA or other retirement plans. For more detailed information on retirement plans, contact the Manager at (800) 421-4184 or your Financial Advisor and see "Investment Programs" in the SAI.

HOW TO REDEEM SHARES
================================================================================

    Fund shares may be redeemed at their net asset value (subject to any applicable CDSL). Redemptions of a Fund's shares can be made by:

    CONTACTING YOUR FINANCIAL ADVISOR. Your Financial Advisor will transmit an order to either Fund for redemption by that Fund and may charge you a fee for this service.

    TELEPHONE REQUEST. You may redeem shares by placing a telephone request to the Manager 800-421-4184 prior to 4:00 p.m. Eastern Time. If you do not wish to have telephone exchange/redemption privileges, you should so elect by completing the appropriate section of the Account Application. The Trust, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. These parties will employ reasonable procedures to confirm that telephone instructions are authentic. To the extent that the Trust, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for losses due to unauthorized or fraudulent transactions. For more information on these procedures, see "Redeeming Shares Telephone Transactions" in the SAI. You may elect to have redemption proceeds wired to the bank account specified on the Account Application. Redemption proceeds normally will be sent the next business day, and you will be charged a wire fee by the Manager (currently $5.00). For redemptions of less than $50,000, you may request that a check be mailed to your address of record, providing that such address has not been changed in the past 30 days. For your protection, the proceeds of all other redemptions will be transferred to the bank account specified on the Account Application.

     WRITTEN REQUEST. Fund shares may be redeemed by sending a written request for redemption to Heritage Asset Management, Inc., P.O. Box 33022, St. Petersburg, FL 33733. Indicate the Fund, the class, the amount of shares you wish to redeem, along with your account number. Signature guarantees will be required on the following types of requests: redemptions from any account that has had an address change in the past 30 days, redemptions greater than $50,000, redemptions that are sent to an address other than the address of record and exchanges or transfers into other Heritage accounts that have different titles. The Manager will transmit an order to the Fund for redemption.

    SYSTEMATIC WITHDRAWAL PLAN. Withdrawal plans are available that provide for regular periodic withdrawals of $50 or more on a monthly, quarterly, semiannual or annual basis. Under these plans, sufficient shares of the applicable Fund are redeemed to provide the amount of the periodic withdrawal payment. The Manager reserves the right to cancel systematic withdrawals if insufficient shares are available for two or more consecutive months.

    REDEEMING BY CHECK. At your request, after receipt of a completed signature card and good funds become available in the account, the Manager will establish a checking account for redeeming A shares of a Fund. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value next determined after the Manager presents the check to the Fund. A check should not be written to close an account. If you wish to redeem shares and have the proceeds available, a check may be written on a Fund checking account and negotiated through a local bank where you have an account. You may not write a check that would require a Fund to redeem shares that were purchased by check or pre-authorized automatic purchase until those purchase proceeds have cleared, which may take up to 15 days. Canceled checks will be sent to you each month. All checkwriting transactions are available to you at no charge, except as follows: a $15.00 charge for all attempted check redemptions in which the amount of the check exceeds the available assets in your Fund account; and a $15.00 charge for placing a stop payment order on a check. Your ability to use this service may be limited by restrictions on your brokerage account with the Distributor or other participating dealer. The minimum account balance of $1,000 must be monitored when redeeming by check.

    Contact the Manager or your Financial Advisor for further information, or see "Redeeming Shares" in the SAI.

RECEIVING PAYMENT
================================================================================

    If a request for redemption is received by your Representative in good order (as described below), you normally will receive payment by check on the first business day following the receipt of instructions. Redemption payments made by the Manager to shareholders who have elected to redeem Fund shares by written request normally are available to be mailed according to instructions within one day following receipt of a redemption request made in good order. Proceeds from a redemption of shares purchased by check or pre-authorized automatic purchase may be delayed until the funds have cleared, which may take up to 15 days.

   A redemption request will be considered to be received in "good order" if:

 .   the  number or amount of shares and the class of shares to be  redeemed  and shareholder account number have been indicated;
 .   any written  request is signed by a shareholder  and by all co-owners of the account with exactly the same name or names used in establishing the account; and
 .   the  signatures  on  any  written  redemption request of $50,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company, or by any member firm of the
    New  York,  American,   Boston,  Chicago,   Pacific  or  Philadelphia  Stock
    Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by Heritage, as transfer agent, under its current signature guarantee program.

    Each Fund has the right to suspend redemption or postpone payment at times when the Exchange is closed (other than customary weekend and holiday closings) or during periods of emergency or other periods as permitted by the Securities and Exchange Commission. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined, less any applicable CDSL, after the suspension is lifted. If a redemption check remains outstanding after six months, the Manager reserves the right to redeposit those funds into your account. For more information on receiving payment, see "Redeeming Shares Receiving Payment" in the SAI.


EXCHANGE PRIVILEGE
================================================================================

    You may exchange some or all of your shares of each Fund for shares of the same class of any other Heritage Mutual Fund. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Heritage Mutual Fund whose shares are being acquired. A sales load will be charged on the exchange of A shares of the Fund for the A shares of a Heritage Mutual Fund equal to that charged on a purchase of such Heritage Mutual Fund shares unless the Fund shares being exchanged were themselves acquired by the exchange of other Heritage Mutual Fund shares. No CDSL is imposed when Money Market Fund B shares and C shares are exchanged for the corresponding class of shares of other Heritage Mutual Funds. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "How to Redeem Shares - Telephone Request."

    Telephone exchanges can be effected by calling the Manager at (800) 421-4184 or by calling your Representative. In the event that you or your Representative are unable to reach the Manager by telephone, an exchange can be effected by sending a telegram to Heritage Asset Management, Inc. Telephone or telegram requests for an exchange received by the Manager before 4:00 p.m. Eastern time will be effected on that day. Requests for an exchange received after 4:00 p.m. will be effected on the following business day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

    Each Heritage Mutual Fund reserves the right to reject any order to acquire shares through exchange or otherwise to restrict or terminate the exchange privilege at any time. In addition, each Heritage Mutual Fund may terminate this exchange privilege upon 60 days' notice. For further information on this exchange privilege and for a copy of any Heritage Mutual Fund prospectus, contact the Manager or your Representative and see "Exchange Privilege" in the SAI.


                             MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES

    The business and affairs of each Fund are managed by or under the direction of the Trust's Board of Trustees. The Trustees are responsible for managing the Funds' business affairs and for exercising all the Funds' powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or a two-thirds vote of the outstanding Trust's shares.

INVESTMENT ADVISER, FUND ACCOUNTANT, ADMINISTRATOR AND TRANSFER AGENT

    Heritage Asset Management, Inc. is the investment adviser, fund accountant, administrator and transfer agent for each Fund. The Manager is responsible for making investment decisions for the Money Market Fund and for reviewing and establishing investment policies for each Fund as well as administering its non-investment affairs. The Manager is a wholly owned subsidiary of Raymond James Financial, Inc., which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. The Manager manages, supervises and conducts the business and administrative affairs of the Trust and the other Heritage Mutual Funds with net assets totaling approximately $3.2 billion as of September 30, 1997. The Manager's annual investment advisory and administration fee is paid monthly by each Fund to the Manager and is based on its average daily net assets as shown in the charts below. The Manager has voluntarily agreed to waive certain fees from the Muniticipal Money Market Fund. Absent such waiver, the fee schedule for the Municipal Money Market Fund would be the same as it would receive the same fees it receives from the Money Market Fund. Each Fund pays the Manager directly for fund accounting and transfer agent services.

      MONEY MARKET FUND
                       ADVISORY FEE             MUNICIPAL MONEY MARKET FUND
                         AS % OF                                ADVISORY FEE
                         AVERAGE                               AS % OF AVERAGE
 AVERAGE DAILY          DAILY NET               AVERAGE DAILY    DAILY NET
  NET ASSETS              ASSETS                 NET ASSETS        ASSETS
----------------------------------             -------------------------------
First $500 million       .500%                 First $250 million        .500%
Second $500 million      .475%                 Second $250 million       .475%
Third $500 million       .450%                 Third $250 million        .450%
Fourth $500 million      .425%                 Fourth $250 million       .425%
Fifth $500 million       .400%                 Over $1 billion           .400%
Over $2.5 million        .375%

    The Manager reserves the right to discontinue any voluntary waiver of its fees or reimbursement to a Fund in the future. The Manager also may recover advisory fees waived in the two previous years. The Manager and the Distributor also are authorized to use the fees paid to them by each Fund to compensate third parties who agree to provide administrative or shareholder services to the Funds. The Manager also may compensate the Distributor or participating dealers or banks for providing certain administrative or shareholder services to each Fund. The Manager, as transfer agent for the Funds, maintains a share account for each shareholder.

SUBADVISER

    The Manager has entered into an agreement with Alliance Capital Management L.P. to provide investment advice and portfolio management services to the Municipal Money Market Fund for a fee payable by the Manager equal to .125% of the Fund's average daily net assets up to $100 million, .10% of average daily net assets from $100 million to $250 million and .05% of average daily net assets exceeding $250 million. Investment decisions for the Municipal Money Market Fund are made by the Subadviser subject to review by the Manager and the Board of Trustees. The Subadviser is a major international investment manager supervising client accounts with assets totaling over $173 billion as of September 30, 1996. The Subadviser serves its clients, primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds, with a staff of more than 1,400 employees operating out of seven domestic offices and the overseas offices of nine subsidiaries.

    The Subadviser is a limited partnership whose general partner, Alliance Capital Management Corporation, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"). Equitable and two of its subsidiaries own approximately 57% of the outstanding securities of the Subadviser. Equitable, one of the largest life insurance companies in the United States, is a wholly owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a member of a large French insurance group.

PORTFOLIO TRANSACTIONS

    Fund purchases of portfolio securities are made from dealers, underwriters and issuers; sales, if any, prior to maturity, are made to dealers and issuers. The Funds normally will not incur any brokerage commission expense on such transactions because money market instruments generally are traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The Manager or, for the Municipal Money Market Fund, the Subadviser will effect transactions with those dealers it believes provide the most favorable prices and are capable of providing efficient executions. Subject to those requirements, the Manager or Subadviser, as the case may be, may consider sales of shares of the Funds (and, if permitted by law, of other funds for which the Manager or Subadviser, as the case may be, is the adviser or Subadviser) as a factor in the selection of broker-dealers to execute portfolio transactions for each Fund. See the SAI for a further discussion of portfolio transactions and brokerage services.


                        SHAREHOLDER AND ACCOUNT POLICIES

DIVIDENDS AND OTHER DISTRIBUTIONS
================================================================================

    Dividends from net investment income are declared daily and paid monthly. Each Fund's net investment income for Saturdays, Sundays and holidays is declared as a dividend on the next business day. You receive the dividend declared on the day following the date on which your shares are purchased. If you withdraw the entire balance of your account, you will be paid all dividends declared through the date of the withdrawal. Dividends are not "declared automatically" issued in additional Fund shares unless you request cash payments. You also may elect to have your dividends automatically invested in any other Heritage Mutual Fund. Distributions of net short-term capital gain, if any, normally are made once each year near calendar year-end, although such distributions may be made more frequently in order to maintain a Fund's net asset value at $1.00 per share. Distribution options can be changed at any time by notifying the Manager in writing. Dividends paid by the Money Market Fund with respect to its A shares, B shares and C shares are calculated in the same manner and at the same time and will be in the same amount relative to the aggregate net asset value of the shares in each class, except that dividends on A shares will be lower than those on C shares primarily as a result of the higher class-specific expenses applicable to A shares.

DISTRIBUTION PLANS
================================================================================

    As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of each class of each Fund's shares and in connection with personal services rendered to shareholders and the maintenance of shareholder accounts, each Fund pays the Distributor a service fee of up to 0.15% of that Fund's average daily net assets attributable to each class of shares. This fee is computed daily and paid monthly.

    The service fees paid to the Distributor are made under Distribution Plans (each a "Plan") adopted pursuant to Rule 12b-l under the 1940 Act. These Plans authorize the Distributor to spend such fees on any activities or expenses intended to result in the sale of a Fund's shares, including: compensation paid to Representatives, advertising, salaries and other expenses of the Distributor relating to selling or servicing efforts; expenses of organizing and conducting sales seminars; printing of prospectuses, SAIs and reports for other than existing shareholders; and preparation and distribution of advertising material and sales literature and other sales promotion expenses. The Distributor has entered into dealer agreements with participating dealers and/or banks who also will distribute shares of the Funds. In addition, the Manager may elect to bear additional expenses incurred by the Distributor and sales agents in providing such services. If a Plan is terminated, the obligation of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payment past the date the Plan terminates.


TAXES
================================================================================

    Each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, so that it will be relieved of Federal income tax on that part of its taxable net investment income and realized net capital gains that is distributed to its shareholders. Dividends paid by the Money Market Fund generally are taxable to its shareholders as ordinary income, notwithstanding that these dividends are paid in additional Fund shares. Distributions by the Municipal Money Market Fund that it designates as "exempt-interest dividends" generally may be excluded from gross income by its shareholders. Interest on indebtedness incurred or continued by a shareholder to purchase or carry Municipal Money Market Fund shares is not deductible. You will receive Federal income tax information regarding dividends after the end of each year including, for the Municipal Money Market Fund, the amount of exempt-interest dividends (and the portion thereof, if any, that is an item of tax preference for purposes of the AMT) and the amount of any taxable dividends. Each Fund is required to withhold 31% of all taxable dividends payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.


    The foregoing is only a summary of the important Federal income tax considerations generally affecting the Funds and their shareholders. See the SAI for a further discussion. There may be other Federal, state or local tax considerations applicable to a particular investor. You therefore are urged to consult your tax adviser.


SHAREHOLDER INFORMATION
================================================================================

    Each share of a Fund gives the shareholder one vote in matters submitted to shareholders for a vote, except that, in matters affecting only one Fund, only shares of that Fund are entitled to vote. Each class of shares of the Money Market Fund have equal voting rights, except that, in matters affecting only a particular class, only shares of that class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

                               HERITAGE CASH TRUST

                                MONEY MARKET FUND
                           MUNICIPAL MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION

      This Statement of Additional Information ("SAI") dated January 2, 1998 should be read with the Prospectus of Heritage Cash Trust-Money Market and Municipal Money Market Funds, dated January 2, 1998. This SAI is not a prospectus itself. To receive a copy of the Prospectus, write to Heritage Asset Management, Inc. at the address below or call (800) 421-4184.

                         Heritage Asset Management, Inc.
                              880 Carillon Parkway
                          St. Petersburg, Florida 33716

                                TABLE OF CONTENTS
                                                                           PAGE
                                                                           ----
GENERAL INFORMATION......................................................    1
INVESTMENT INFORMATION...................................................    1
      Investment Objectives..............................................    1
      Investment Policies................................................    1
INVESTMENT LIMITATIONS...................................................    8
NET ASSET VALUE..........................................................   11
CALCULATING YIELDS.......................................................   12
INVESTING IN THE FUNDS...................................................   14
INVESTMENT PROGRAMS......................................................   14
      Systematic Investment Options......................................   14
      Retirement Plans...................................................   15
REDEEMING SHARES.........................................................   16
      Systematic Withdrawal Plan.........................................   16
      Telephone Transactions.............................................   17
      Redemptions in Kind................................................   17
      Receiving Payment..................................................   18
EXCHANGE PRIVILEGE.......................................................   18
CONVERSION OF CLASS B SHARES.............................................   19
TAXES....................................................................   20
TRUST INFORMATION........................................................   22
      Management of the Funds............................................   22
      Five Percent Shareholders..........................................   25
      Investment Adviser and Administrator; Subadviser...................   25
      Portfolio Transactions.............................................   28
      Distribution of Shares.............................................   29
      Administration of the Funds........................................   30
      Potential Liability................................................   31
APPENDIX A...............................................................  A-1
REPORT OF INDEPENDENT ACCOUNTANTS........................................  A-6
FINANCIAL STATEMENTS.....................................................  A-8

GENERAL INFORMATION
-------------------

      Heritage Cash Trust (the "Trust") was established as a Massachusetts business trust under a Declaration of Trust dated June 21, 1985. The Trust currently consists of two separate investment portfolios: the Money Market Fund and the Municipal Money Market Fund (the "Municipal Fund") (each a "Fund" and collectively the "Funds"). The Money Market Fund offers three classes of shares; Class A shares that are not subject to any sales load ("A shares"), Class B shares offered subject to a contingent deferred sales load ("CDSL") on redemptions made within six years of the holding period ("B shares"), and Class C shares offered subject to a CDSL on redemptions made in less than 1 year of the holding period ("C shares"). B shares automatically convert to A shares after a certain holding period. The Municipal Fund offers A shares only. Each Fund's shares may be acquired by direct purchase or through exchange of shares of the corresponding class of other Heritage mutual funds for which Heritage Asset Management, Inc. (the "Manager") serves as adviser or administrator ("Heritage Mutual Funds").

INVESTMENT INFORMATION
----------------------

      INVESTMENT OBJECTIVES
      ---------------------

      Each Fund's investment objective and certain investment policies are described in the Prospectus. The Funds also have adopted the investment policies and restrictions described below.

      INVESTMENT POLICIES
      -------------------

      REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with domestic commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in U.S. Government securities. A Fund's repurchase agreements will require that the underlying security at all times have a value at least equal to the resale price. If the seller of a repurchase agreement defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the agreement. In addition, even though the Federal Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in insolvency proceedings, a Fund may incur delays and costs in selling the underlying security or may suffer a loss if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller.

      REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow by entering into reverse repurchase agreements with the same parties with whom the Fund may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon price. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked to market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such decisions. Reverse repurchase agreements create leverage, a speculative factor, and will be considered borrowings for the purpose of the Fund's limitation on borrowing.

      SECTION  4(2)  COMMERCIAL  PAPER AND RULE  144A.  Each Fund may  invest in
Section 4(2) commercial paper. Most commercial paper is exempt from registration requirements imposed by federal securities laws. In addition, some commercial paper that is not exempt can be purchased and sold without registration in transactions not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). The Funds' investments in
Section 4(2) commercial paper will be subject to their nonfundamental 10% limitation on investments in illiquid securities, unless the Section 4(2) commercial paper can be sold to qualified institutional buyers ("QIBs") under Rule 144A of the 1933 Act. As permitted by Rule 144A, the Board has adopted guidelines and delegated the daily function of determining and monitoring the liquidity of securities so purchased. Because it is not possible to predict with assurance how the Rule 144A market will develop, the Board will monitor the Funds' investments in Rule 144A securities, focusing on such factors as liquidity and availability of information.

      SECURITIES LOANS. Each Fund may lend its securities. Securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that loans be secured continuously by collateral in cash or short-term debt obligations, marked to market daily, in an amount at least equal at all times to the value of the securities loaned, plus accrued interest and dividends. The borrower pays a Fund an amount equal to any dividends or interest received on the securities loaned. The Funds retain all or a portion of the interest received on investments of the cash collateral or receive a fee from the borrower. The Funds may call such loans in order to sell the securities involved. In the event that a Fund reinvests cash collateral, it is subject to the risk that both the reinvested collateral and the loaned securities will decline in value. In addition, in such event, it is possible that the securities loan may not be collateralized fully.

      WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase and sell securities on a when-issued and delayed-delivery basis. These transactions are made to secure what the Manager or, for the Municipal Fund, Alliance Capital Management L.P. (the "Subadviser"), considers to be advantageous prices or yields. Settlement dates may be a month or more after entering into these transactions, and market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Funds, such as cash, U.S. Government securities or other liquid high-grade debt obligations, which will be marked to market daily, sufficient to make payment for the securities to be purchased, will be segregated by the Funds' custodian on the Funds' records at the trade date and maintained until the transaction settles. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction. The seller's failure to perform may cause a Fund to miss a price or yield considered to be advantageous.

      MONEY MARKET FUND

      ASSET-BACKED SECURITIES. The Money Market Fund may purchase asset-backed securities, including commercial paper. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset-backed securities are subject to the risk of prepayment and the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments.

      EURODOLLAR AND YANKEE CERTIFICATES. The Money Market Fund may purchase certificates of deposit, time deposits and bankers' acceptances issued by foreign branches of domestic banks ("domestic Eurodollar certificates") and foreign banks ("foreign Eurodollar certificates") or by domestic branches of foreign banks ("Yankee certificates"). As a result of federal and state laws and regulations, domestic branches of domestic banks generally are, among other things, required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

      Domestic and foreign Eurodollar certificates, such as certificates of deposit and time deposits, may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and governmental regulation. Such obligations may be subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may affect adversely payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or a foreign bank than a domestic bank.

      Yankee certificates may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. The deposits of state-licensed domestic branches of foreign banks may not be insured necessarily by the Federal Deposit Insurance Corporation ("FDIC").

      In view of the foregoing factors associated with the purchase of domestic and foreign Eurodollar and Yankee certificates, the Money Market Fund will evaluate carefully such investments on a case-by-case basis.

      GNMA CERTIFICATES. The Money Market Fund may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation that guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Money Market Fund will receive monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA securities may offer yields higher than those available from other types of U.S. Government securities, GNMA securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because prepayment proceeds will be invested at prevailing interest rates, that may be lower than the GNMA securities on which the prepayments were made.

      INDUSTRY CLASSIFICATIONS. For purposes of determining industry classifications, the Money Market Fund relies upon classifications established by the Manager that are based upon classifications contained in the Directory of

Companies Filing Annual Reports with the Securities and Exchange Commission ("SEC") and in the Standard & Poor's Corporation Industry Classifications.

      MUNICIPAL FUND

      ALTERNATIVE MINIMUM TAX. The Municipal Fund may invest without limit in tax-exempt municipal securities the interest on which is an item of tax preference for purposes of the Federal alternative minimum tax ("AMT"). Such bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities. AMT-Subject Bonds generally are limited obligations of the issuer, supported only by payments from private business entities that use the facilities financed by the bonds (and the pledge, if any, of the real and personal property so financed as security for such payment) and not by the full faith and credit or taxing power of the state or any governmental subdivision. It is not possible to provide specific details on each of these obligations in which the Municipal Fund's assets may be invested.

      MUNICIPAL SECURITIES. The Municipal Fund invests primarily in municipal securities. Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and generally are subject to greater price movements than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio investments, and a decline in interest rates generally will increase the value of portfolio investments. The achievement of the Municipal Fund's objectives is dependent in part on the continuing ability of the issuers of municipal securities in which the Municipal Fund invests to meet their obligations for the payment of principal and interest when due. Municipal securities have not been subject to registration with the SEC, although there have been proposals that would require registration in the future. The Municipal Fund generally will hold securities to maturity rather than follow a practice of trading. However, the Municipal Fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in securities markets. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress or state legislatures or referenda extending the time for payment of principal and/or interest or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There also is the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

      STANDBY COMMITMENTS. The Municipal Fund may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell commonly is known as a "standby commitment," and the aggregate price for securities with a standby commitment may be higher than the price that otherwise would be paid. The primary purpose of this practice is to permit the Municipal Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Municipal Fund acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Because the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the Municipal Fund will enter into standby commitment transactions only with municipal securities dealers that are determined by the Subadviser to present minimal credit risks. The acquisition of a standby commitment does not affect the valuation or maturity of the underlying municipal securities that continue to be valued in accordance with the amortized cost method. Standby commitments are valued by the Municipal Fund at zero in determining net asset value. If the Municipal Fund pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of the Municipal Fund's investment portfolio of securities.

      TAXABLE SECURITIES. Although the Municipal Fund is, and expects to be, invested primarily in municipal securities, it may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities are limited to remaining maturities of 397 days or less at the time of investment, and the Municipal Fund's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by the Municipal Fund are limited to: marketable obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities; repurchase agreements involving such securities; certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and that are members of the FDIC; and commercial paper of prime quality rated A-1 or higher by Standard & Poor's ("S&P") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, deemed by the Board of Trustees or, pursuant to authority delegated by the Board, by the Subadviser to be of equal quality.

      VARIABLE RATE OBLIGATIONS. The interest rate payable on certain "variable rate" municipal securities in which the Municipal Fund may invest is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Municipal Fund to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities can enhance the ability of the Municipal Fund to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount.

      The payment of principal and interest by issuers of certain municipal securities may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Municipal Fund's investment quality requirements. Variable rate obligations purchased by the Municipal Fund may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet the criteria for banks described above in "Taxable Securities."

      Purchase of a participation interest gives the Municipal Fund an undivided interest in certain such bonds. The Municipal Fund can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of its participation interest in the instrument, plus accrued interest, but will do so only (1) as required to provide liquidity, (2) to maintain a high quality investment portfolio, or (3) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. The Municipal Fund will not purchase participation interests in variable rate industrial development bonds unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned from the bonds in which it holds participation interests is exempt from Federal income tax. The Subadviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Municipal Fund on the basis of published financial information, rating agency reports and other research services to which the Subadviser may subscribe.

INVESTMENT LIMITATIONS

      In addition to the limits disclosed in "Investment Policies" above and the investment limitations described in the Prospectus, the Funds are subject to the following investment limitations, which are fundamental policies of the Funds and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

      DIVERSIFICATION. The Money Market Fund may not invest more than 5% of its total assets in First Tier Securities (as defined in the Prospectus) of any one issuer other than the U.S. Government, its agencies and instrumentalities; however, the Money Market Fund may invest more than 5% of its total assets in First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof provided that the Money Market Fund may not make more than one investment in accordance with the foregoing provision at any time. The Money Market Fund may not invest more than (1) the greater of 1% of its total assets or $1 million in securities issued by any single issuer of Second Tier Securities (as defined in the Prospectus); and (2) 5% of its total assets in Second Tier Securities. The Money Market Fund also may not purchase more than 10% of any class of securities of any issuer. All debt securities of an issuer are considered as one class.

      The Municipal Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in money market instruments of any one issuer other than the U.S. Government, its agencies, or instrumentalities. The Municipal Fund may not purchase more than 10% of any class of voting securities of any issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      ILLIQUID SECURITIES. The Money Market Fund may not commit more than 10% of its net assets to illiquid obligations, including repurchase agreements with maturities longer than seven days, certain time deposits, and securities which are restricted as to disposition under the Federal securities laws. The Municipal Fund may not commit more than 15% of its net assets to illiquid obligations, including repurchase agreements with maturities longer than seven days, certain time deposits, and securities which are restricted as to disposition under the Federal securities law. However, as a matter of nonfundamental investment policy, the Municipal Fund will not commit more than 10% of its net assets to such illiquid securities.

      CONCENTRATION. The Money Market Fund will not purchase money market instruments if as a result of such purchase more than 25% of the value of its total net assets would be invested in any one industry. However, the Money Market Fund may invest up to 100% of its assets in domestic bank obligations and obligations of the U.S. Government, its agencies, and instrumentalities, provided that it may not invest more than 25% of its net assets in (1) domestic Eurodollar certificates, unless the domestic parent would be unconditionally liable if its foreign branch failed to make payments on such instruments, and
(2) Yankee certificates, unless the branch issuing such instrument is subject to the same regulation as U.S. banks.

       The Municipal Fund will not purchase instruments if as a result of such purchase more than 25% of the value of its total net assets would be invested in any one industry, provided that for purposes of this policy (1) there is no limitation with respect to tax-exempt municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued by domestic banks, and (2) consumer finance companies, industrial finance companies, and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction, the Municipal Fund will regard the entity that has the primary responsibility for making payment of principal and interest as the issuer.

      INVESTING IN COMMODITIES, MINERALS OR REAL ESTATE. The Funds may not invest in commodities, commodity contracts, oil, gas or other mineral programs, or real estate, except that each may purchase money market instruments issued by companies that invest in or sponsor such interests.

      UNDERWRITING. The Funds may not engage in the underwriting of money market instruments issued by others except as a Fund may be deemed to be an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

      LOANS. The Funds may not engage in lending activities. However, this policy does not apply to securities lending and repurchase agreements. The Money Market Fund may not make secured loans of its portfolio securities amounting to more than 25% of its total assets.

      ISSUING SENIOR SECURITIES. The Money Market Fund may not issue senior securities, except as permitted by the investment objective, policies and investment limitations of the Fund. The Municipal Fund may not issue senior securities. However, this policy does not apply to investment policies otherwise permitted by the Municipal Fund, such as making securities loans, borrowing money and engaging in repurchase agreements and reverse repurchase agreements.

      BORROWING MONEY. The Funds may not borrow money except as a temporary measure for extraordinary or emergency purposes. A Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. However, a Fund may not purchase additional portfolio investments once borrowed funds exceed 5% of total assets. When effecting reverse repurchase agreements, Fund assets in an amount sufficient to make payment for the obligations to be purchased will be segregated by the borrowing Fund's custodian and on the Fund's records upon execution of the trade and maintained until the transaction has been settled. During the period any reverse repurchase agreements are outstanding, to the extent necessary to assure completion of the reverse repurchase agreements, a Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. Interest paid on borrowed funds will not be available for investment. Each Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding.

      The Funds have adopted the following additional restrictions that, together with certain limits described in the Funds' prospectus, are nonfundamental policies and may be changed by the Board of Trustees without shareholder approval in compliance with applicable law, regulation or regulatory policy.

      SELLING SHORT AND BUYING ON MARGIN. The Funds may not sell any money market instruments short or purchase any money market instruments on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

      INVESTING IN NEW ISSUERS. Neither Fund may invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operation.

      DEALING IN PUTS AND CALLS. The Funds may not invest in puts, calls, straddles, spreads or any combination thereof.

      PLEDGING SECURITIES. The Funds may not pledge any securities except to secure permitted borrowings, and then only in amounts not to exceed 10% of a Fund's total assets.

      Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value of net assets will not result in a violation of such restriction.

NET ASSET VALUE

      Each Fund determines its net investment income for dividend purposes once each business day immediately prior to the determination of net asset value. Each determination of net investment income includes all accrued interest on portfolio investments of the Fund, less all accrued expenses of the Fund. (A Fund will not have unrealized gains or losses so long as it values its instruments by the amortized cost method.) Realized gains and losses are reflected in a Fund's net asset value and are not included in net investment income. All of a Fund's net investment income is declared as dividends daily.

      Net asset value per share for each class of the Money Market Fund and for an A share of the Municipal Fund is determined daily at 4:00 p.m. Eastern time immediately after the daily declaration of dividends, each day the New York Stock Exchange (the "Exchange") is open for business. Each Fund will seek to stabilize the net asset value per share of its class(es) at $1.00 by use of the amortized cost method of valuation, which the Board of Trustees has determined is the best method for determining the value of portfolio instruments. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premiums or accumulation of discounts rather than at current market value. The Board of Trustees periodically assesses the continued use of this valuation method and, if necessary, will consider valuing Fund assets at their fair value as determined in good faith by the Board of Trustees.

      A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Rule 2a-7 requires the Board to establish procedures reasonably designed to stabilize the net asset value per share as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board of Trustees will decide what, if any, steps should be taken if there is a difference of more than .5% between the two methods. The Board of Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

      Rule 2a-7 requires that a Fund limit its investments to instruments that, in the opinion of the Board of Trustees, present minimal credit risk and are of high quality as determined by any major rating agency. If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires a Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by a Fund. For these purposes, each Fund treats variable rate securities as maturing on the date of their next scheduled rate adjustment and instruments purchased subject to repurchase agreements as maturing as of the date that the repurchase is to be made. Should the disposition of a portfolio security result in a Fund's dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

      It is the Funds' usual practice to hold portfolio securities to maturity and realize the instruments' stated full value, unless the Manager or, in the case of the Municipal Fund, the Subadviser, determines that sale or other disposition is appropriate in light of a Fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

      In periods of declining interest rates the indicated daily yield on shares of a Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value as computed above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on shares of a Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

CALCULATING YIELDS

      Each class of a Fund computes its current and effective yield quotations and A shares of the Municipal Fund calculates its tax-equivalent yield using standardized methods required by the SEC. Each class of a Fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such class at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent, and (2) its effective yield based on the same seven-day period by compounding the base period and by adding 1, raising the sum to a power equal to (365/7), and subtracting 1 from the result, according to the following formula:

        EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)[SUPERSCRIPT]365/7]-1


      For the seven-day period ended August 31, 1997, the A shares of the Money Market Fund's current and effective yields were ____% and ____%, respectively. For the same period, the C shares of the Money Market Fund's current and effective yields were ____% and ____%, respectively. No B shares were outstanding during this period.

      The Municipal Fund from time to time advertises its Class A tax-equivalent yield and tax-equivalent effective yield, also based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the Municipal Fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the Municipal Fund's yield that is not tax-exempt, according to the following formula:

                       TAX = EQUIVALENT YIELD = [ E ) + t
                                                -----
                                                1 - P

where E = the portion of yield that is tax-exempt, p = stated income tax rate, and t = the portion of yield that is taxable.

      For the seven-day period ended August 31, 1997, the A shares of the Municipal Fund's current, effective and tax-equivalent (assuming the maximum Federal income tax rate of 39.6%) yields were ____%, ____% and ____%, respectively.

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each class of a Fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

      A Fund's class performance data quoted in advertising and other promotional materials ("Performance Advertisements") represents past performance and is not intended to predict or indicate future results. The return on an investment in a class will fluctuate. In Performance Advertisements, a class may compare its taxable and tax-equivalent yields with data published by Lipper Analytical Services, Inc. for money market funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Wiesenberger Investment Companies Service ("Wiesenberger"), or

Investment Company Data Inc. ("ICD"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Donoghue, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's, Fortune, and The New York Times.

INVESTING IN THE FUNDS
----------------------

      A shares, B shares and C shares are sold at their next determined net asset value after an order is received, without a front-end sales load. The procedures for purchasing each class of shares of each Fund is explained in the Prospectus under "How to Buy Shares." For customers of Raymond James & Associates, Inc. ("RJA" or the "Distributor") or its affiliates, credit balances will be invested automatically. Credit balances arising from deposits made prior to the daily cashiering deadline (which varies according to branch location of the customer's account) will be credited to the brokerage account on the day of receipt. Deposits made after the daily cashiering deadline of the Distributor's office in which the deposit is made will be credited to the brokerage account on the next business day following the day of deposit.

INVESTMENT PROGRAMS
-------------------

      The options below allow you to invest continually in either Fund at regular intervals.

      SYSTEMATIC INVESTMENT OPTIONS
      -----------------------------

      1. Systematic Investing -- You may authorize the Manager to process a monthly draft from your personal checking account for investment into either Fund. The draft is returned by your bank the same way a canceled check is returned.

      2. Payroll Direct Deposit -- If your employer participates in a direct deposit program (also known as ACH Deposits) you may have all or a portion of your payroll directed to the Fund. This will generate a purchase transaction each time you are paid by your employer. Your employer will report to you the amount sent from each paycheck.

      3. Government Direct Deposit -- If you receive a qualifying periodic payment from the U.S. Government or other agency that participates in Direct Deposit, you may have all or a part of each check directed to purchase shares of either Fund. The U.S. Government or agency will report to you all payments made.

      4. Automatic Exchange -- If you own shares of another Heritage Mutual Fund, you may elect to have a preset amount redeemed from that fund and exchanged into the corresponding class of shares of either Fund. You will receive a statement from the other Heritage Mutual Fund confirming the redemption.

      You may change or terminate any of the above options at any time.

      RETIREMENT PLANS
      ----------------

      Shares of the Money Market Fund may be purchased as an investment for Heritage IRA plans. In addition, shares of that Fund may be purchased as an investment for self-directed IRAs, defined contribution plans, Simplified Employee Pension Plans ("SEPs") and other retirement plan accounts. It will not be advantageous to hold shares of the Municipal Fund in an IRA or other retirement plans.

      HERITAGE IRA. Individuals who earn compensation and who have not reached age 70 1/2 before the close of the year generally may establish A Heritage Individual Retirement Account ("IRA"). An individual may make limited contributions to a Heritage IRA through the purchase of shares of the Money Market Fund and/or other Heritage Mutual Funds. The Internal Revenue Code of 1986, as amended (the "Code"), limits the deductibility of IRA contributions to taxpayers who are not active participants (and whose spouses are not active participants) in employer-provided retirement plans or who have adjusted gross income below certain levels. Nevertheless, the Code permits other individuals to make nondeductible IRA contributions up to $2,000 per year (or $4,000, if such contributions also are made for a nonworking spouse and a joint return is filed). In addition, individuals whose earnings (together with their spouse's earnings) do not exceed a certain level may establish an "education IRA" and/or a "Roth IRA"; although contributions to these new types of IRAs (established by the Taxpayer Relief Act of 1997 ("Tax Act")) are nondeductible, withdrawals from them will not be taxable under certain circumstances. A Heritage IRA also may be used for certain "rollovers" from qualified benefit plans and from Section 403(b) annuity plans. For more detailed information on the Heritage IRA, please contact the Manager.

      Shares of the Money Market Fund also may be used as the investment medium for qualified plans (defined benefit or defined contribution plans established by corporations, partnerships or sole proprietorships). Contributions to qualified plans may be made (within certain limits) on behalf of the employees, including owner-employees, of the sponsoring entity.

REDEEMING SHARES
----------------

      The  methods  of  redemption   are  described  in  the  section  of  the
Prospectus entitled "How to Redeem Shares."

      SYSTEMATIC WITHDRAWAL PLAN
      --------------------------

      Shareholders may elect to make systematic withdrawals from a Fund account of a minimum of $50 on a periodic basis. The amounts paid each period are obtained by redeeming sufficient shares from an account to provide the withdrawal amount specified. Since the amounts of the withdrawals are selected by the shareholder, they are not necessarily related to the dividends paid by the Fund. Accordingly, periodic withdrawals may exceed dividends and may result in a depletion of the shareholder's original investment in the Fund. The
Systematic Withdrawal Plan may be amended or terminated at any time by the shareholder or the Fund on notice and, in any event, will be terminated when all shares owned by the shareholder and available for the Systematic Withdrawal Plan have been redeemed. For the shareholder's protection any change of payee must be in writing. A shareholder's Systematic Withdrawal Plan also will be terminated if the Fund is notified of his or her death. Accounts using the Systematic Withdrawal Plan are subject to the minimum balance requirements. See "Minimum Investment Required/Accounts with Low Balances" in the Prospectus. The Systematic Withdrawal Plan currently is not available for shares held in an IRA,
Section 403(b) annuity plan, defined contribution plan, Keogh Plan, SEP, SIMPLE or other retirement plans, unless the shareholder establishes to the Manager's satisfaction that withdrawals from such an account may be made without imposition of a penalty. Shareholders may change the amount to be paid without charge not more than once a year by written notice to the Distributor or the Manager.

      Systematic withdrawals of B shares may be charged a CDSL based on the amount of time such B shares were held in a Heritage Mutual Fund, excluding the time such shares were held in the Money Market Fund ("B Share Holding Period"). Systematic withdrawals of C shares may be charged a CDSL of 1% if such shares were held for less than one year ("C Share Holding Period"). Redemptions will be made at net asset value determined as of 4:00 p.m. Eastern time on a day of the month selected by the shareholder or a day of the last month of each period selected by the shareholder, whichever is applicable, if the Exchange is open for business on that day. If the Exchange is not open for business on that day, the shares will be redeemed at net asset value determined as of 4:00 p.m. Eastern time on the preceding business day, minus any applicable CDSL for B shares and C shares. The check for the withdrawal payment usually will be mailed on the next business day following redemption. If a shareholder elects to participate in the Systematic Withdrawal Plan, dividends on all shares in the account must be automatically reinvested in Fund shares. A shareholder may terminate the Systematic Withdrawal Plan at any time without charge or penalty by giving written notice to the Manager or the Distributor. Each Fund, the Manager as transfer agent, and the Distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      Withdrawal payments are treated as a sale of shares rather than as a dividend. If the periodic withdrawals exceed reinvested dividends, the amount of the original investment may be correspondingly reduced.

      A Fund will not knowingly accept purchase orders from shareholders for additional shares if they maintain a Systematic Withdrawal Plan unless the purchase is equal to at least one year's scheduled withdrawals. In addition, a shareholder who maintains such a Plan may not make periodic investments under a Fund's Automatic Investment Plan.

      TELEPHONE TRANSACTIONS
      ----------------------

      Shareholders may redeem shares by placing a telephone request to either Fund. The Trust, Manager, Distributor and their Trustees, directors, officers and employees are not liable for any loss arising out of telephone instructions they reasonably believe are authentic. In acting upon telephone instructions, these parties use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner. If the Trust, Manager, Distributor and their Trustees, directors, officers and employees do not follow reasonable procedures, some or all of them may be liable for any such losses.

      REDEMPTIONS IN KIND
      -------------------

      Each Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Board of Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board of Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments and selling them before their maturity could receive less than the redemption value thereof and could incur certain transaction costs.

      RECEIVING PAYMENT
      -----------------

      If a request for redemption is received by a Fund before 4:00 p.m. Eastern time on a day on which the Exchange is open for business, the shares will be redeemed at the net asset value per share determined at 4:00 p.m. Eastern time, minus any applicable CDSL for B shares and C shares. Requests for redemption received by the Fund after 4:00 p.m. Eastern time will be executed at the net asset value determined as of 4:00 p.m. Eastern time on the next trading day on the Exchange, minus any applicable CDSL for B shares and C shares.

      If shares of a Fund are redeemed by a shareholder through the Distributor, a participating dealer or participating bank ("Representative"), the redemption is settled with the shareholder as an ordinary transaction. If a request for redemption is received before the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share determined on that day, minus any applicable CDSL for B shares and C shares. Requests for redemption received after the close of regular trading will be executed on the next trading day. Payment for shares redeemed normally will be made by the Fund to the Distributor or a Representative by the third day after the day the redemption request was made, provided that certificates for shares have been delivered in proper form for transfer to the Fund or, if no certificates have been issued, a written request signed by the shareholder has been provided to the Distributor or a Representative prior to settlement date.

      Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. Questions concerning the redemption of Fund shares can be directed to the Distributor, a Representative or to the Manager.

EXCHANGE PRIVILEGE
------------------

      Shareholders who have held Money Market Fund shares for at least 30 days may exchange some or all of their A shares, B shares or C shares for shares of the corresponding classes of any other Heritage Mutual Fund. Exchanges of A shares that have not been subject to a front-end sales load will be subject to a sales load upon exchange. No CDSL is imposed when B shares and C shares are exchanged for the corresponding class of shares of other Heritage Mutual Funds. All exchanges will be based on the respective net asset values of the Heritage Mutual Funds involved. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Heritage Mutual Fund whose shares are being exchanged of (1) proper instructions and all necessary supporting documents as described in such fund's prospectus, or (2) a telephone request for such exchange in accordance with the procedures set forth in the prospectus and below.

      Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange. For a discussion of limitation of liability of certain entities, see "Telephone Transactions."

      Telephone exchanges can be effected by calling the Manager at 800-421-4184 or by calling a registered representative of the Distributor, a participating dealer or participating bank ("Representative"). In the event that a shareholder or his Representative is unable to reach the Manager by telephone, a telephone exchange can be effected by sending a telegram to Heritage Asset Management, Inc., attention: Shareholder Services. Telephone or telegram requests for an exchange received by a Fund before 4:00 p.m. Eastern time will be effected at 4:00 p.m. Eastern time on that day. Requests for an exchange received after the close of regular trading will be effected on the Exchange's next trading day. Due to the volume of calls or other unusual circumstances, telephone exchanges may be difficult to implement during certain time periods.

CONVERSION OF CLASS B SHARES
----------------------------

      B shares automatically will convert to A shares, based on the relative net asset values of the two classes (normally $1.00 for each class) on the first business day of the month in which the eighth anniversary of the beginning of the B Share Holding Period occurs. The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on A shares and B shares will not result in "preferential dividends" under the Code and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the B shares would not be converted and would continue to be subject to the highest ongoing expenses of the B shares beyond the Class B Holding Period. The Manager has no reason to believe that this condition for the availability of the conversion feature will not continue to be met.

TAXES
-----

      Each Fund is treated for tax purposes as a separate corporation. In order to continue to qualify for the favorable tax treatment afforded to a regulated investment company ("RIC") under the Code, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income and net short-term capital gain, if any) plus, in the case of the Municipal Fund, its net interest income excludable from gross income under section 103(a) of the Code, and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      Dividends paid by the Municipal Fund will qualify as "exempt-interest dividends" and thus will be excludable from gross income by its shareholders, if that Fund satisfies the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a); the Municipal Fund intends to continue to satisfy this requirement. The aggregate amount designated for any year by the Municipal Fund as exempt-interest dividends may not exceed its excludable interest for the year less certain amounts disallowed as deductions.

      Tax-exempt interest attributable to certain private activity bonds ("PABs") (including, in the case of the Municipal fund, a proportionate part of the exempt-interest dividends paid by it) is subject to the AMT. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the AMT without regard to whether the Municipal Fund's tax-exempt interest was attributable to such bonds.

      Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs or industrial development bonds ("IDBs") should consult their tax advisers before purchasing shares of the Municipal Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from Federal income tax. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of PABs or IDBs.

      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Municipal Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Municipal Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

      If the Municipal Fund invests in any instruments that generate taxable income, under the circumstances described in the Prospectus, the portion of any dividend attributable to the interest earned thereon will be taxable to that Fund's shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if the Municipal Fund realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders. There also may be collateral Federal income tax consequences regarding the receipt of tax-exempt dividends by shareholders such as S corporations, financial institutions, and property and casualty insurance companies. A shareholder falling into any of these categories should consult its tax adviser concerning its investment in shares of the Municipal Fund.

      The exemption of certain interest income for Federal income tax purposes does not necessarily result in exemption thereof under the income or other tax laws of any state or local taxing authority. A shareholder may be exempt from state and local taxes on distributions of interest income derived from obligations of the state and/or municipalities of the state in which he or she is a resident, but generally will be taxed on income derived from obligations of other jurisdictions.

      Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

      Shareholders (except for qualified retirement plans and accounts and other tax-exempt investors in the Money Market Fund) will be subject to Federal income tax on taxable dividends whether received as cash or in additional Fund shares. No portion of any dividend paid by either Fund is eligible for the dividends-received deduction available to corporations. Because each Fund invests primarily for income and normally holds portfolio instruments to maturity, neither Fund is expected to realize long-term capital gains. Shareholders should consult their own tax advisers regarding the status of their investment in either Fund under state and local tax laws.

TRUST INFORMATION
-----------------

      MANAGEMENT OF THE FUNDS
      -----------------------

TRUSTEES  AND  OFFICERS.  Trustees  and  officers  are listed below with their
addresses,   principal  occupations  and  present  positions,   including  any
affiliation with Raymond James Financial, Inc. ("RJF"), RJA or the Manager.


                                      Position
                                       with the        Principal Occupation
                Name                    Trust         During Past Five Years
                ----                  ---------       ----------------------


Thomas A. James* (55)                  Trustee    Chairman of the Board since
880 Carillon Parkway                              1986 and Chief Executive
St. Petersburg, FL  33716                         Officer since 1969 of RJF;
                                                  Chairman  of the  Board of RJA
                                                  since  1986;  Chairman  of the
                                                  Board    of    Eagle     Asset
                                                  Management,   Inc.   ("Eagle")
                                                  since 1984 and Chief Executive
                                                  Officer  of  Eagle,   1994  to
                                                  1996.


Richard K. Riess* (48)                 Trustee    Chief Executive Officer of
880 Carillon Parkway                              Eagle since 1996, President,
St. Petersburg, FL  33716                         1995 to present, Chief
                                                  Operating  Officer,   1988  to
                                                  1996,      Executive      Vice
                                                  President,   1988   to   1993;
                                                  President  of Heritage  Mutual
                                                  Funds, 1985 to 1991.


Donald W. Burton* (53)                 Trustee    President of South Atlantic
614 W. Bay Street                                 Capital Corporation (venture
Suite 200                                         capital) since 1981.
Tampa, FL  33606


C. Andrew Graham* (57)                 Trustee    Vice President of Financial
Financial Designs, Ltd.                           Designs Ltd. since 1992;
1775 Sherman Street                               Executive Vice President of
Suite 1900                                        the Madison Group, Inc., 1991
Denver, CO  80203                                 to 1992; Principal of First
                                                  Denver  Financial  Corporation
                                                  (investment   banking)   since
                                                  1987.

                                      Position
                                       with the        Principal Occupation
                Name                    Trust         During Past Five Years
                ----                  ---------       ----------------------

David M. Phillips* (58)                Trustee    Chairman and Chief Executive
World Trade Center Chicago                        Officer of CCC Information
444 Merchandise Mart                              Services, Inc. since 1994 and
Chicago, IL  60654                                of InfoVest Corporation
                                                  (information services to the
                                                  insurance and auto industries
                                                  and consumer households) since
                                                  1982.


Eric Stattin* (64)                     Trustee    Litigation Consultant/Expert
1975 Evening Star Drive                           Witness and private investor
Park City, Utah 84060                             since 1988.


James L. Pappas* (54)                  Trustee    Lykes Professor of Banking and
University of South Florida                       Finance since 1986 at
College of Business                               University of South Florida;
  Administration                                  Dean of College of Business
Tampa, FL 33620                                   Administration 1987 to 1996.


Stephen G. Hill* (35)                 President   Chief Executive Officer and
880 Carillon Parkway                              President of the Manager since
St. Petersburg, FL  33716                         1989 and Director since 1994;
                                                  Director of Eagle since 1995.


H. Peter Wallace                       Vice      Senior Vice President and
880 Carillon Parkway                 President   Director of Fixed Income
St. Petersburg, FL  33716                        Investments of the Manager
                                                 since 1993; Vice President of
                                                 Mortgage Products of Donaldson,
                                                 Lufkin & Jenrette,
                                                 1990 to 1992.

                                      Position
                                       with the        Principal Occupation
                Name                    Trust         During Past Five Years
                ----                  ---------       ----------------------

Donald H. Glassman* (40)              Treasurer   Treasurer of the Manager since
880 Carillon Parkway                              1989; Treasurer of Heritage
St. Petersburg, FL  33716                         Mutual Funds since 1989.

Clifford J. Alexander* (53)           Secretary   Partner, Kirkpatrick &
1800 Massachusetts Ave.                           Lockhart LLP (law firm).
Washington, DC  20036

Patricia Schneider                    Assistant   Compliance Administrator of
880 Carillon Parkway                  Secretary   the Manager.
St. Petersburg, FL  33716

Robert J. Zutz (44)                   Assistant   Partner, Kirkpatrick &
1800 Massachusetts Ave.               Secretary   Lockhart LLP (law firm).
Washington, DC  20036


* These Trustees are "interested persons" as defined in section 2(a)(19) of the 1940 Act.

      The Trustees and officers of the Trust, as a group, own less than 1% of the Funds' shares outstanding. The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

      The Trust currently pays Trustees who are not "interested persons" of the Trust $727 annually and $182 per meeting of the Board of Trustees. Trustees also are reimbursed for any expenses incurred in attending meetings. Because the Manager performs substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of the Manager receives any compensation from the Trust for acting as a director or officer. The following table shows the compensation earned by each Trustee for the fiscal year ended August 31, 1997.


                                    COMPENSATION TABLE


                                       Pension or     Estimated    Total Compensation
                        Aggregate      Retirement       Annual     From the Trust and
                      Compensation  Benefits Accrued   Benefits       the Heritage
    Name of Person,     From the      Part Of The        Upon        Family of Funds*
       Position          Trust     Trust's Expenses   Retirement    Paid To Trustees
    ---------------   ------------ ----------------   ----------    ----------------

  Donald W. Burton,       $1,454         $0               $0            $17,000
  Trustee

  C. Andrew Graham,       $1,454         $0               $0            $17,000
  Trustee

  David M. Phillips,      $1,272         $0               $0            $15,000
  Trustee

  Eric Stattin,           $1,454         $0               $0            $17,000
  Trustee

  James L. Pappas,        $1,454         $0               $0            $17,000
  Trustee

  Richard K. Riess,       $0             $0               $0            $0
  Trustee

  Thomas A. James,        $0             $0               $0            $0
  Trustee

------------------

* The Heritage Mutual Funds consist of six separate registered investment companies, including the Trust.


      FIVE PERCENT SHAREHOLDERS
      -------------------------

      As of ___________, 1997, the following shareholders owned of record, or were known by the Money Market Fund and the Municipal Fund to own beneficially, five percent or more of the outstanding shares of each class of each Fund:


      INVESTMENT ADVISER AND ADMINISTRATOR; SUBADVISER
      ------------------------------------------------

      The Funds' investment adviser and administrator, Heritage Asset Management, Inc., was organized as a Florida corporation in 1985. All the capital stock of the Manager is owned by RJF. RJF is a holding company that, through its subsidiaries, is engaged primarily in providing customers with a wide variety of financial services in connection with securities, limited partnerships, options, investment banking and related fields.

      Under an Investment Advisory and Administration Agreement ("Advisory Agreement") dated November 13, 1985, as amended April 22, 1992, between the Trust, on behalf of the Money Market Fund and the Municipal Fund, the Manager provides each Fund with investment advice and portfolio management services as well as administers the Fund's noninvestment affairs.

      The Manager also is obligated to furnish the Funds with office space, administrative, and certain other services as well as executive and other personnel necessary for the operation of the Funds. The Manager and its affiliates also pay all the compensation of Trustees of the Trust who are employees of the Manager and its affiliates. The Funds pay all of their other expenses that are not assumed by the Manager. The Funds also are liable for such nonrecurring expenses as may arise, including litigation to which the Funds may be a party. The Funds also may have an obligation to indemnify Trustees of the Trust and its officers with respect to any such litigation.

      The Advisory Agreement was approved by the Board of Trustees (including all of the Trustees who are not "interested persons" of the Manager, as defined under the 1940 Act) and by the shareholders of each Fund in compliance with the 1940 Act. The Agreement will continue in force for a period of two years unless its continuance is approved at least annually thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the applicable Fund, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of each Fund. The Agreement automatically terminates on assignment, and is terminable on not more than 60 days' written notice by a Fund to the Manager. In addition, the Advisory Agreement may be terminated on not less than 60 days' written notice by the Manager to a Fund. In the event the Manager ceases to be the manager of a Fund or the Distributor ceases to be principal distributor of Fund shares, the right of a Fund to use the identifying name of "Heritage" may be withdrawn.

      The Manager shall not be liable to either Fund or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties imposed upon the Manager by the Advisory Agreement or for any loss that may be sustained in the purchase, holding or sale of any security.

      All of the officers of the Trust except for Messrs. Alexander and Zutz are officers or directors of the Manager. These relationships are described under "Management of the Funds."

      ADVISORY AND ADMINISTRATION FEE. The annual investment advisory and administration fee paid monthly by each Fund to the Manager is based on each Fund's average daily net assets as listed in the prospectus.

      The Manager has voluntarily agreed to waive management fees to the extent that the Money Market Fund Class A, Class B and Class C expenses exceed .74% of the average daily net assets attributable to that class for this fiscal year. The Manager also has agreed to waive its fees for A shares of the Municipal Fund to the extent that expenses exceed .75% of the average daily net assets attributable to that class for this fiscal year. For the three fiscal years ended August 31, 1995, 1996 and 1997, the Manager earned from the Money Market Fund $5,436,551 (before waiving $244,972 of its fees), $7,253,924 and
$8,891,273, respectively. The Municipal Fund paid the Manager for the fiscal years ended August 31, 1995, 1996 and 1997, fees of $1,226,671 (before waiving $40,432 of its fees), $1,538,074 and $1,831,037, respectively. The Manager recouped in the fiscal year ended August 31, 1997 all of the fees waived by the Money Market Fund and the Municipal Fund in the fiscal year ended August 31, 1995.

      CLASS SPECIFIC EXPENSES. The Money Market Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific classes of the Money Market Fund's shares to which those expenses are attributable.

      INVESTMENT SUBADVISER. Alliance Capital Management L.P. has been retained, under an investment subadvisory agreement (the "Subadvisory Agreement") dated April 22, 1992 with the Manager, as the Municipal Fund's investment subadviser.

      The Subadvisory Agreement will continue in force if its continuance is approved at least annually by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Trust or the Subadviser, and by (2) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Municipal Fund. The Subadvisory Agreement automatically terminates on assignment, and is terminable (1) on not more than 60 days' written notice by the Trust to the Manager and Subadviser, (2) on not less than 60 days' written notice by the Manager to the Subadviser, and (3) on not less than 90 days' notice by the Subadviser to the Manager.

      The Subadviser shall not be liable to the Trust, the Manager or any shareholder for anything done or omitted by them, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon the Subadviser by the Subadvisory Agreement.

      For the three fiscal years ended August 31, 1995, 1996 and 1997, the Subadviser earned $267,993, $305,541 and $331,906, respectively, in investment subadvisory fees from the Manager.

      PORTFOLIO TRANSACTIONS
      ----------------------

      Most purchases and sales of portfolio investments will be with the issuer or with major dealers in money market instruments acting as principal. Thus, the Funds do not expect to pay significant brokerage commissions. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter. There generally is no stated commission in the case of securities purchased from or sold to dealers, but the prices of such securities usually include an undisclosed dealer's mark-up or mark-down. The Manager or Subadviser will place all orders for the purchase and sale of portfolio securities for the Funds and will buy and sell securities for the Funds through a substantial number of brokers and dealers. In doing so, the Manager or the Subadviser will use its best efforts to obtain for the Funds the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. Best execution, however, does not mean that a Fund necessarily will be paying the lowest price or spread available. Rather the Manager or Subadviser also will take into account such factors as size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

      It is a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers who execute portfolio transactions for the clients of such advisers. Consistent with the policy of most favorable price and execution, the Manager or Subadviser may give consideration to research, statistical and other services furnished by brokers or dealers. In addition, the Manager or Subadviser may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission or spread than may be charged by other brokers, provided that the Manager or Subadviser determines in good faith that such commission or spread is reasonable in relation to the value of brokerage and research services provided. Such research and analysis may be useful to the Manager or Subadviser in connection with services to clients other than the Fund.

      Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Board of Trustees may determine, the Manager or Subadviser may consider sales of shares of the Funds (and, if permitted by law, of other Heritage Mutual Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      DISTRIBUTION OF SHARES
      ----------------------

      The Distributor and Representative with whom the Distributor has entered into dealer agreements offer shares of the Funds as agents on a best efforts basis and are not obligated to sell any specific amount of shares. Pursuant to its Distribution Agreements with the Funds, the Distributor bears the cost of making information about the Funds available through advertising, sales literature and other means, the cost of printing and mailing prospectuses to persons other than shareholders, and salaries and other expenses relating to selling efforts. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and typesetting of their
prospectuses   and   printing   and   distributing   prospectuses   to  existing
shareholders.

      As compensation for the services provided and expenses borne by the Distributor pursuant to a Distribution Agreement, each class of each Fund will pay the Distributor a distribution fee in accordance with the Distribution Plan described below. The distribution fee is accrued daily and paid monthly, and currently is equal on an annual basis to 0.15% of average daily net assets of each class of each Fund. For the fiscal year ended August 31, 1997, these fees amounted to $2,785,331 for the A shares of Money Market Fund and $545,717 for A shares of the Municipal Fund. For the fiscal year ended August 31, 1997, these fees amounted to $1,599 for C shares of the Money Market Fund. No B shares were outstanding during this period. All of these fees were used by the Funds for payments to underwriters.

      In reporting amounts expended for the Money Market Fund under the Distribution Plan to the Board of Trustees, the Distributor will allocate expenses attributable to the sale of A shares, B shares and C shares to the applicable class based on the ratio of sales of shares of that class to the sales of all Money Market Fund shares. The fees paid by one class of shares will not be used to subsidize the sale of any other class of shares.

      The Trust has adopted a separate Distribution Plan on behalf of each class of each Fund ("Class A Plan," "Class B Plan" and "Class C Plan," each a "Plan") that, among other things, permits each Fund to pay the Distributor the monthly distribution fee out of its net assets. The Class A and Class C Plans were approved by the initial shareholder of each Fund. In addition, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees"), approved each Plan after determining that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders by enabling the Funds to increase their assets and thereby realize economies of scale and its diversification goals.

      Each Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Funds. The Board of Trustees review quarterly a written report of Plan costs and the purposes for which such costs have been incurred. A Plan may be amended by vote of the Board of Trustees, including a majority of the Independent Trustees cast in person at a meeting called for such purpose. Any change in a Plan that would materially increase the distribution cost to a class of a Fund requires shareholder approval of that class.

      The Distribution Agreement may be terminated at any time on 60 days' written notice without payment of any penalty by either party. The Trust may effect such termination by vote of a majority of the outstanding voting securities of the Trust or by vote of a majority of the Independent Trustees. For so long as either the Class A Plan, Class B Plan or the Class C Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such disinterested persons.

      The Distribution Agreement and each of the above-referenced Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (1) by the vote of a majority of the Independent Trustees and (2) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose.

      ADMINISTRATION OF THE FUNDS
      ---------------------------

      ADMINISTRATIVE, FUND ACCOUNTING AND TRANSFER AGENT SERVICES. The Manager, subject to the control of the Board of Trustees, will manage, supervise and conduct the administrative and business affairs of the Funds; furnish office space and equipment; oversee the activities of the Subadviser and Custodian; and pay all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. The Manager also will provide certain shareholder servicing activities for customers of the Funds.

      The Manager also is the dividend paying and shareholder servicing agent for the Funds and performs fund accounting services for each Fund. Each Fund pays the Manager the Manager's cost plus ten percent for its services as fund accountant and transfer and dividend disbursing agent. For the two fiscal years ended August 31, 1995 and 1996, the Manager earned $35,932 and $40,168, respectively, from each Fund for its services as fund accountant. For the fiscal year ended August 31, 1997, the Manager earned $39,804 and $40,935 for such services from the Money Market Fund and Municipal Fund.

      CUSTODIAN. State Street Bank and Trust Company, P.O. Box 1912, Boston, Massachusetts 02105, serves as custodian of the Funds' assets and provides portfolio accounting and certain other services.

      LEGAL  COUNSEL.   Kirkpatrick  &  Lockhart  LLP  of  1800  Massachusetts
Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

      INDEPENDENT ACCOUNTANTS. Price Waterhouse LLP, 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, are the independent public accountants for the Trust. The Financial Statements and Financial Highlights of the Funds for the fiscal year ended August 31, 1997 that appear in this SAI have been audited by Price Waterhouse LLP, and are included herein in reliance upon the report of said firm of accountants, which is given upon their authority as experts in accounting and auditing. The Financial Highlights for the fiscal years ended prior thereto were audited by other independent accountants.

      POTENTIAL LIABILITY
      -------------------

      Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument the Trust or its Board of Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                                   APPENDIX A
                                   ----------

DESCRIPTION OF SECURITIES RATINGS
---------------------------------

      COMMERCIAL PAPER
      -----------------

      MOODY'S. Moody's Investors Service, Inc. evaluates the salient features that affect a commercial paper issuer's financial and competitive position. Its appraisal includes, but is not limited to, the review of such factors as: quality of management, industry strengths and risks, vulnerability to business cycles, competitive position, liquidity measurements, debt structure, operating trends and access to capital markets. Differing degrees of weight are applied to these factors as deemed appropriate for individual situations.

      Commercial paper issuers rated "Prime-1" are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protection elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Issuers in the commercial paper market rated "Prime-2" are of high quality. Protection for short-term note holders is issued with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness. They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or intermediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternate means of financing remain assured.

      STANDARD & POOR'S. Standard & Poor's describes its highest ("A") rating for commercial paper as follows, with the numbers 1, 2, and 3 being used to denote relative strength within the "A" classification. Liquidity ratios are adequate to meet cash requirements. Long-term senior debt rating should be "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB." The issuer should have access to at least two additional channels of borrowing. Basic earnings and cash flow should have an upward trend, with allowances made for unusual circumstances. Typically, the issuer's industry should be well established and the issuer should have a strong position within its industry. The reliability and quality of management should be unquestioned.

      CORPORATE DEBT
      --------------

      MOODY'S. Moody's Investors Service, Inc. describes its investment grade highest ratings for corporate bonds as follows: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

      STANDARD & POOR'S. Standard & Poor's describes its investment grade ratings for corporate bonds as follows: Ratings of AAA are the highest assigned by Standard & Poor's to debt obligations and indicate an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

DESCRIPTION OF MUNICIPAL SECURITIES
-----------------------------------

      Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

      PROJECT NOTES, which carry a U.S. Government guarantee, are issued by public bodies ("local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

      TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of, and are payable from, seasonal tax revenues, such as income, sales, use and business taxes.

      REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

      BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

      CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

      TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

      Municipal Bonds,  which meet longer-term  capital needs and generally have
maturities   of  more  than  one  year  when   issued,   have  three   principal
classifications:

      GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

      REVENUE BONDS generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

      INDUSTRIAL DEVELOPMENT BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

DESCRIPTION OF MUNICIPAL SECURITIES RATINGS
-------------------------------------------

MOODY'S
-------

      MUNICIPAL BONDS that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make long-term risks appear somewhat larger than in Aaa securities.

      MUNICIPAL NOTES. Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection from established cash flows for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG-2 or VMIG-2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S
-----------------

      MUNICIPAL BONDS rated AAA by S&P are the highest grade obligations. This rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      MUNICIPAL NOTES. Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2, or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

      The Reports of Independent Accountants and Financial Statements are incorporated herein by reference from each Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1997, filed with the Securities and Exchange Commission on October 29, 1997, Accession No. 0000950144-97-011302 (Money Market Fund) and Accession No. 0000950144-97-011295 (Municipal Fund).

                               HERITAGE CASH TRUST
                               -------------------

                            PART C. OTHER INFORMATION
                            -------------------------


Item 24.    Financial Statements and Exhibits
            ---------------------------------

      (a)   Financial Statements:

            Included in Part A of the Registration Statement:

                  Financial Highlights -- Money Market Fund: Class A Shares for each of the ten years ended August 31, 1997; Class C Shares for the period April 3, 1995 (first issuance of Class C Shares) to August 31, 1995 and each of the two years ended August 31, 1997; -- Municipal Money Market Fund: Class A Shares for the period June 17, 1992 (commencement of operations) to August 31, 1992 and each of the five years ended August 31, 1997.

            Included in Part B of the Registration Statement on behalf of each the Money Market Fund and the Municipal Money Market Fund:

                  Statement of Net Assets - August 31, 1997 Statement of Operations - for the year ended
                     August 31, 1997
                  Statements of Changes in Net Assets for the years ended August
                     31, 1997 and August 31, 1996
                  Notes to Financial Statements
                  Report of Price Waterhouse LLP, Independent
                       Accountants, dated October 15, 1997

      (b)   Exhibits:

              (1) Declaration of Trust*

              (2) (a)   Bylaws*

                        (b)   Amended and Restated Bylaws*

              (3) Voting trust agreement -- none

              (4) (a)(i)      Specimen security for the Money
                              Market Fund Class A**

                  (a)(ii)     Specimen  security  for the  Money  Market
                              Fund Class C**

                  (b) Specimen security for the Municipal Money Market Fund Class A**

              (5) (a)(i)      Investment     Advisory    and    Administration
                              Agreement for the Money Market Fund*

                  (a)(ii) Investment Advisory and Administration Agreement for the Municipal Money Market Fund**

                  (b) Investment Subadvisory Agreement for the Municipal Money Market Fund*

              (6)  Distribution Agreement*

              (7)  Bonus, profit sharing or pension plans -- none

              (8)  Custodian Agreement*

              (9)  (a)        Transfer Agency and Service Agreement*

                   (b)        Fund Accounting and Pricing Service Agreement*

             (10)  Opinion and consent of counsel (filed herewith)

             (11)  Accountants' consent (filed herewith)

             (12)  Financial statements omitted from prospectus -- none

             (13)  Letter of investment intent*

             (14)  Prototype retirement plan***

             (15)  (a)        Class A Plan pursuant to Rule 12b-1*

                   (b)        Class C Plan pursuant to Rule 12b-1*

                   (c)        Class  B  Plan   pursuant  to  Rule  12b-1  (filed
                              herewith)

             (16)  Performance Computation Schedule*

             (17)  (a)        Financial  Data Schedule  Relating to Money Market
                              Fund (filed herewith)

                   (b) Financial Data Schedule Relating to Municipal Money Market Fund (filed herewith)


             (18)  (a)        Plan pursuant to Rule 18f-3***

                   (b)        Amended Plan pursuant to Rule 18f-3**


_____________________

* Incorporated by reference from the Post-Effective Amendment No. 15 to the Registration Statement of the Trust, SEC File No. 2-98635, filed previously on December 27, 1995.

**    To be filed by subsequent amendment.

*** Incorporated by reference from the Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 2-98635, filed previously on December 27, 1996.


Item 25.    Persons Controlled by or under
            Common Control with Registrant
            ------------------------------

            None.


Item 26.    Number of Holders of Securities
            -------------------------------

                                          Number of Record Holders
      Title of Class                      September 30, 1997
      --------------                      ------------------------

      Money Market Fund:

      Class A Shares                                        220,563
      Class B Shares                                              0
      Class C Shares                                             14

      Municipal Money Market Fund:

      Class A Shares                                         12,363

Item 27.    Indemnification
            ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this
Section 2; provided, however, that:

               (i) such Covered Person shall have provided appropriate security for such undertaking,

               (ii) the Trust is insured against losses arising out of any such advance payments or

               (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      Paragraph 8 of the Investment Advisory and Administration Agreement ("Advisory Agreement") between the Trust and Heritage Asset Management, Inc. ("Heritage") provides that Heritage shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Advisory Agreement relates except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Advisory Agreement. Any person, even though also an officer, partner, employee, or agent of Heritage, who may be or become an officer, director, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Heritage even though paid by it.

      Paragraph 9 of the Subadvisory Agreement ("Subadvisory Agreement") between the Manager and Alliance Capital Management, L.P. ("Alliance") provides that, in the absence of willful misfeasance, bad faith or gross negligence on the part of Alliance, or reckless disregard of its obligations and duties thereunder, Alliance shall not be subject to any liability to the Trust, or to any shareholder of the Trust, for any act or omission in the course of, or connected with, rendering services thereunder.

      Paragraph 7 of the Distribution Agreement ("Distribution Agreement") between the Trust and Raymond James and Associates, Inc. ("Raymond James") provides as follows, the Trust agrees to indemnify, defend and hold harmless Raymond James, its several officers and directors, and any person who controls Raymond James within the meaning of Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Raymond James, its officers or Trustees, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in this Distribution Agreement be construed so as to protect Raymond James against any liability to the Trust or its shareholders to which Raymond James would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Distribution Agreement.

Item 28.    I.    Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

      Heritage is a Florida corporation that offers investment management services and is a registered investment adviser. Information as to the officers and directors of Heritage is included in its current Form ADV filed with the Securities and Exchange Commission and is incorporated by reference herein.

            II.   Business and Other Connections of Subadviser
                  for the Municipal Money Market Fund
                  --------------------------------------------

      Alliance, a Delaware limited partnership and registered investment adviser with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement. Alliance is engaged primarily in the investment advisory business. Information as to the officers and directors of Alliance Capital Management L.P. is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

Item 29.    Principal Underwriter
            ---------------------

      (a)   Raymond  James  is  the  principal  underwriter  for  each  of the following investment companies: Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust.

      (b) The directors and officers of the Registrant's principal underwriter are:

                        Positions & Offices               Position
Name                     with Underwriter             with Registrant
----                     ----------------             ---------------

Thomas A. James         Chief Executive Officer,            Trustee
                          Director

Robert F. Shuck         Executive Vice                      None
                          President, Director

Thomas S. Franke        President, Chief Operating          None
                          Officer, Director

Lynn Pippenger          Secretary/Treasurer,                None
                          Chief Financial Officer,
                          Director

Dennis Zank             Executive Vice President            None
                          of Operations and
                          Administration, Director

Item 30.    Location of Accounts and Records
            --------------------------------

      The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's Custodian through February 28, 1994, except that Heritage maintains some or all of the records required by Rule 31a-1(b)(1), (2), (5), (6), (8), (9), (10) and
(11);  and Alliance will  maintain  some or all of the records  required by Rule
31a-1(b)(2),(5),(6),(9),  (10) and  (11).  Since  March 1,  1994,  all  required records are maintained by Heritage.

Item 31.    Management Services
            -------------------

      Not applicable.

Item 32.    Undertakings
            ------------

      Not applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on the 31st day of October, 1997.

                                   HERITAGE CASH TRUST

                                   By: /s/ Stephen G. Hill
                                       ----------------------------
                                       Stephen G. Hill, President
Attest:

/s/ Donald H. Glassman
-----------------------------
Donald H. Glassman, Treasurer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                     Title                   Date

/s/ Stephen G. Hill
________________________      President               October 31, 1997
Stephen G. Hill

Richard K. Riess*             Trustee                 October 31, 1997
________________________
Richard K. Riess

Thomas A. James*              Trustee                 October 31, 1997
________________________
Thomas A. James

C. Andrew Graham*             Trustee                 October 31, 1997
________________________
C. Andrew Graham

David M. Phillips*            Trustee                 October 31, 1997
________________________
David M. Phillips

James L. Pappas*              Trustee                 October 31, 1997
________________________
James L. Pappas

Donald W. Burton*             Trustee                 October 31, 1997
________________________
Donald W. Burton

Eric Stattin*                 Trustee                 October 31, 1997
________________________
Eric Stattin

/s/ Donald H. Glassman        Treasurer               October 31, 1997
________________________
Donald H. Glassman

*By  /s/ Donald H. Glassman
     ____________________________________
     Donald H. Glassman, Attorney-In-Fact

                                INDEX TO EXHIBITS


Exhibit Number          Description                               Page
--------------          -----------                               ----

1                       Declaration of Trust*

2     (a)               Bylaws*

      (b)               Amended and Restated Bylaws*

3                       Voting trust agreement -- none

4     (a)(i)            Specimen   security  for  the  Money
                        Market Fund Class A**

      (a)(ii)           Specimen   security  for  the  Money
                        Market Fund Class C**

      (b)               Specimen  security for the Municipal Money
                        Market Fund Class A**

5     (a)(i)            Investment  Advisory and Administration  Agreement for
                        the Money Market Fund*

      (a)(ii)           Investment     Advisory    and    Administration
                        Agreement for the Municipal Money Market Fund**

      (b)               Investment  Subadvisory  Agreement for the
                        Municipal Money Market Fund*

6                       Distribution Agreement*

7 Bonus, profit sharing or pension plans -- none

8                       Custodian Agreement*

9     (a)               Transfer Agency and Service Agreement*

      (b)               Fund   Accounting   and  Pricing   Service
                        Agreement*

10                      Opinion and consent of counsel (filed
                        herewith)

11                      Accountants' consent (filed herewith)


12 Financial statements omitted from prospectus -- none

13                      Letter of investment intent*

14                      Prototype retirement plan (filed herewith)

15    (a)               Class A Plan pursuant to Rule 12b-1*

      (b)               Class C Plan pursuant to Rule 12b-1*

      (c)               Class B Plan pursuant to Rule 12b-1 (filed herewith)

16                      Performance Computation Schedule*

17    (a)               Financial Data Schedule Relating to Money
                        Market Fund (filed herewith)

      (b)               Financial Data Schedule Relating to
                        Municipal Money Market Fund (filed  herewith)

18    (a)               Plan pursuant to Rule 18f-3***

      (b)               Amended Plan pursuant to Rule 18f-3**


______________________

* Incorporated by reference from the Post-Effective Amendment No. 15 to the Registration Statement of the Trust, SEC File No. 2-98635, filed previously on December 27, 1995.

**    To be filed by subsequent amendment.

*** Incorporated by reference from the Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 2-98635, filed previously on December 27, 1996.